1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  X__

     Pre-Effective Amendment No.   ___ .................................
                                 ------


     Post-Effective Amendment No.   24   ...............................
                                  -------
  X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  _ X__
                                                                 -----

     Amendment No.   25  ...............................................
                   ------
_ X__

                               THE WACHOVIA FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,

                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)

 X  60 days after filing  pursuant to paragraph (a) (i) on pursuant to paragraph
    (a)  (i).  75  days  after   filing   pursuant  to   paragraph   (a)(ii)  on
    _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart L.L.P.             Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430

                               THE WACHOVIA FUNDS

                              WACHOVIA EQUITY FUND

                       Class A Shares and Class B Shares

                       WACHOVIA QUANTITATIVE EQUITY FUND

                       Class A Shares and Class B Shares

                         WACHOVIA GROWTH & INCOME FUND

                                 Class A Shares

                           WACHOVIA EQUITY INDEX FUND

                                 Class A Shares

                          WACHOVIA SPECIAL VALUES FUND

                       Class A Shares and Class B Shares

                         WACHOVIA EMERGING MARKETS FUND

                                 Class A Shares

                             WACHOVIA BALANCED FUND

                       Class A Shares and Class B Shares

                           WACHOVIA FIXED INCOME FUND

                                 Class A Shares

                      WACHOVIA INTERMEDIATE FIXED INCOME FUND

                                 Class A Shares

                     WACHOVIA SHORT-TERM FIXED INCOME FUND

                                 Class A Shares

29

                          THE WACHOVIA MUNICIPAL FUNDS

                                 Class A Shares

                      WACHOVIA GEORGIA MUNICIPAL BOND FUND

                  WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

                  WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

                     WACHOVIA VIRGINIA MUNICIPAL BOND FUND

                                   PROSPECTUS
                               FEBRUARY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
CONTENTS [TO BE COMPLETED]

--------------------------------------------------------------------------------

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

================================================================================

EQUITY FUNDS

WACHOVIA EQUITY FUND

GOAL:  Seeks to produce growth of principal and income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA QUANTITATIVE EQUITY FUND

GOAL:  Seeks to provide growth of principal and income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA GROWTH & INCOME FUND

GOAL: Seeks to provide total return through growth of capital and current income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA EQUITY INDEX FUND

GOAL: Seeks to provide a total return that approximates that of the stock market as measured by the S&P "500" Index.

STRATEGY: The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500 Index. The Fund normally aims to invest in all the stocks in the Index and closely match the performance of the Index. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500 Index. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the Index and S&P 500 Index futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA SPECIAL VALUES FUND

GOAL:  Seeks to produce growth of principal.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA EMERGING MARKETS FUND

GOAL:  Seeks to produce long-term capital appreciation.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located in emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA BALANCED FUND

GOAL:  Seeks to produce long-term growth of principal and current income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

INCOME FUNDS

WACHOVIA FIXED INCOME FUND

GOAL:  Seeks a high level of total return.

STRATEGY: As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA INTERMEDIATE FIXED INCOME FUND

GOAL:  Seeks current income consistent with preservation of capital.

STRATEGY: The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and uses fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA SHORT-TERM FIXED INCOME FUND

GOAL:  Seeks to produce a high level of current income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of short-term, high quality, fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

GOAL: seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

STRATEGY: The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

GOAL: Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

STRATEGY: The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

GOAL: Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

STRATEGY: The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

[ADD BAR CHART AND TOTAL RETURN TABLE-TO COME]

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

GOAL: Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

STRATEGY: The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of Virginia, its political subdivisions, or agencies.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.




------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
                                                 EQUITY      DEBT        EMERGING   MUNICIPAL

FUND                                  MARKET     SECURITIES  SECURITIES  MARKETS    SECURITIES  DIVERSIFICATION
                                        RISKS      RISKS       RISKS       RISKS      RISKS         RISKS

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
EQUITY FUND                               X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
QUANTITATIVE EQUITY FUND                  X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
GROWTH & INCOME FUND                      X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
EQUITY INDEX FUND                         X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
SPECIAL VALUES FUND                       X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
EMERGING MARKETS FUND                     X          X                       X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
BALANCED FUND                             X          X           X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
FIXED INCOME FUND                         X                      X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
INTERMEDIATE FIXED INCOME FUND            X                      X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
SHORT-TERM FIXED INCOME FUND              X                      X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
GEORGIA MUNICIPAL BOND FUND               X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
NORTH CAROLINA MUNICIPAL BOND FUND        X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
SOUTH CAROLINA MUNICIPAL BOND FUND        X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
VIRGINIA MUNICIPAL BOND FUND              X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------

WHAT ARE THE FUNDS' FEES AND EXPENSES?

================================================================================

These tables describe the fees and expenses that you may pay when you buy, hold, and redeem shares of the Funds' Class A Shares.



                                                            GROWTH &            SPECIAL    EMERGING

SHAREHOLDER FEES                        EQUITY   QUANTITATIVEINCOME   EQUITY    VALUES      MARKETS   BALANCED
Fees Paid Directly From Your             FUND    EQUITY       FUND    INDEX FUND   FUND      FUND       FUND
Investment                                          FUND
Maximum Sales Charge (Load)

Imposed on Purchases                     4.50%     4.50%      4.50%     4.50%     4.50%      4.50%      4.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)     None       None      None       None      None      None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other       None       None      None       None      None      None       None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of       None       None      None       None      None      None       None
amount redeemed, if applicable)
Exchange Fee                             None       None      None       None      None      None       None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund
Assets
(as a percentage of average net
assets)
Management Fee                           0.63%      0.65%     0.70%      0.28%     0.79%     1.00%      0.54%
Distribution (12b-1) Fee                 None       None       None      None      None      None       None
Shareholder Services Fee                 0.25%     0.25%      0.25%      0.25%     0.25%     0.25%      0.25%
Other Expenses                             %         %          %          %         %         %          %
Total Annual Class A Shares Operating      %         %          %         %         %          %          %
Expenses

-----------------------------------------------------------------------------------------------------------------







                                                                                 NORTH     SOUTH

                                      FIXED    INTERMEDIATE SHORT-TERM GEORGIA   CAROLINA  CAROLINA   VIRGINIA

SHAREHOLDER FEES                      INCOME      FIXED       FIXED    MUNICIPAL MUNICIPAL MUNICIPAL  MUNICIPAL

Fees Paid Directly From Your            FUND   INCOME FUND INCOME FUND BOND FUND BOND FUND BOND FUND  BOND FUND
Investment
Maximum Sales Charge (Load)

Imposed on Purchases                    4.50%     4.50%       2.50%      4.50%     4.50%     4.50%      4.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)    None       None        None       None      None      None      None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other      None       None        None       None      None      None      None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of      None       None        None       None      None      None      None
amount redeemed, if applicable)
Exchange Fee                            None       None        None       None      None      None      None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund
Assets
(as a percentage of average net
assets)
Management Fee                          0.49%     0.48%       0.36%      0.00%     0.31%     0.27%      0.45%
Distribution (12b-1) Fee                None       None        None       None      None      None      None
Shareholder Services Fee                0.25%     0.25%       0.25%      0.25%     0.25%     0.25%      0.25%
Other Expenses                            %         %           %          %         %         %          %
Total Annual Class A Shares Operating     %         %           %          %         %         %          %
Expenses
-----------------------------------------------------------------------------------------------------------------

EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                               SPECIAL   EMERGING



-------------------------------------------------------------------------------VALUES    MARKETS   ---------

                                      EQUITY   QUANTITATIVE GROWTH &  EQUITY      FUND      FUND   BALANCED

--------------------------------------  FUND   EQUITY FUNDINCOME FUND INDEX                          FUND

EXPENSES ASSUMING NO REDEMPTION                                         FUND

1 Year                                    $         $          $          $        $         $         $
---------------------------------------
3 Years                                   $         $          $          $        $         $         $
---------------------------------------
5 Years                                   $         $          $          $        $         $         $
---------------------------------------
10 Years                                  $         $          $          $        $         $         $
---------------------------------------

---------------------------------------




                                               INTERMEDIATE                    NORTH     SOUTH

-----------------------------------------------   FIXED   ---------------------CAROLINA  CAROLINA  ---------

                                      FIXED    INCOME FUND SHORT-TERM GEORGIA  MUNICIPAL MUNICIPAL VIRGINIA

--------------------------------------INCOME                 FIXED    MUNICIPALBOND FUND BOND FUND MUNICIPAL

                                        FUND              INCOME FUND BOND FUND                    BOND FUND

EXPENSES ASSUMING NO REDEMPTION

---------------------------------------
1 Year                                    $         $          $          $        $         $         $
---------------------------------------
3 Years                                   $         $          $          $        $         $         $
---------------------------------------
5 Years                                   $         $          $          $        $         $         $
---------------------------------------
10 Years                                  $         $          $          $        $         $         $
---------------------------------------

---------------------------------------


These tables describe the fees and expenses that you may pay when you buy, hold, and redeem shares of the Funds' Class B Shares.

                                                                   FIXED

SHAREHOLDER FEES                     EQUITY    QUANTITATIBALANCED  INCOME

Fees Paid Directly From Your            FUND   EQUITY       FUND      FUND
Investment                                        FUND

Maximum Sales Charge (Load)

Imposed on Purchases                    None      None      None      None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)   5.00%     5.00%     5.00%     5.00%
(as a percentage of original
purchase price or redemption
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other      None      None      None      None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of      None      None      None      None
amount redeemed, if applicable)
Exchange Fee                            None      None      None      None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund
Assets
(as a percentage of average net
assets)
Management Fee                         0.64%     0.63%     0.54%     0.49%
Distribution (12b-1) Fee               0.75%     0.75%     0.75%     0.75%
Shareholder Services Fee               0.25%     0.25%     0.25%     0.25%
Other Expenses                           %         %         %         %
Total Annual Class A Shares              %         %         %         %
Operating Expenses
------------------------------------------------------------------------------

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class B Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  FIXED

------------------------------------------------------------------INCOME

                                     EQUITY  QUANTITATIVBALANCED    FUND

-------------------------------------  FUND  EQUITY       FUND

EXPENSES ASSUMING NO REDEMPTION                 FUND
1 Year                                  $        $          $         $
--------------------------------------
3 Years                                 $        $          $         $
--------------------------------------
5 Years                                 $        $          $         $
--------------------------------------
10 Years                                $        $          $         $

WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

================================================================================

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. the following describes the types of equity securities in which a Fund invests.

        COMMON STOCKS are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

        PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund may treat such redeemable preferred stock as a fixed income security.

        WARRANTS give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are similar to warrants, but are typically issued to existing stockholders.

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. The Municipal Funds may invest in such taxable municipal securities.

TAX EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

PORTFOLIO TURNOVER. Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. This means each Fund will have a higher portfolio turnover rate, and is likely to generate shorter-term gains or losses for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may impact the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS. When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Services, Inc. at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS. The Funds may temporarily depart from their principal investment strategies by investing assets in cash, cash items, and shorter-term, higher quality debt securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to forego greater investment returns for the safety of principal.

S&P 500 INDEX. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

================================================================================

MARKET RISK. The market value of securities fluctuate daily.

EQUITY SECURITIES RISKS. Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the SPECIAL VALUES FUND will be more volatile than broad stock market indices such as the S&P 500 or than funds that invest in large-capitalization companies, such as QUANTITATIVE EQUITY FUND or EQUITY FUND.

DEBT SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the INCOME FUND'S or MUNICIPAL FUND'S net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by a Fund declines, the Fund's net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the INCOME FUNDS and MUNICIPAL FUNDS.

EMERGING MARKETS RISKS. Investing in the EMERGING MARKETS FUND entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the EMERGING MARKETS FUND should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the EMERGING MARKETS FUND does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

MUNICIPAL SECURITIES RISKS. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the MUNICIPAL FUNDS. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

ISSUER DIVERSIFICATION. The MUNICIPAL FUNDS are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Funds assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK. Interest on a municipal security may be subject to regular federal income tax. Any investment can be adversely affected by changes in tax laws. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING. Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS. Foreign securities pose additional risks over domestic securities because foreign economic, governmental, and political systems may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

EMERGING MARKET SECURITIES RISKS. Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS. Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces a Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS. The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of a Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

YEAR 2000 READINESS. The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications. The Funds' service providers are making changes to their computer systems to attempt to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

WHAT DO SHARES COST?

================================================================================

You can purchase, redeem, or exchange Class A Shares and Class B Shares (Shares) any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the public offering price).

NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Fund Shares is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

The following table summarizes the minimum investment amount required for an investment in a Fund. The maximum sales charge that you will pay on an investment in Class A Shares of a Fund is 4.50% of average daily net assets, except for Short-Term Fixed Income Fund, which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of a Fund is 5.00%. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

                -------------------------------------------------
           MINIMUM INITIAL /SUBSEQUENT INVESTMENT REQUIRED

                -------------------------------------------------
THE WACHOVIA FUNDS                                      $250/$50

----------------------------------- ------------------------------
THE WACHOVIA MUNICIPAL FUNDS                           $500/$100

----------------------------------- ------------------------------

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

SALES CHARGE WHEN YOU PURCHASE-CLASS A SHARES

Class A Shares of ALL FUNDS except Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

       -------------------------------- --------------------- ------------------
               PURCHASE AMOUNT           SALES CHARGE AS A    SALES CHARGE AS A
                                           PERCENTAGE OF      PERCENTAGE OF NAV

                                          PUBLIC OFFERING
                                               PRICE

       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       Less than $100,000                      4.50%                4.71%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $100,000 but less than $250,000         3.75%                3.90%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $250,000 but less than $500,000         2.50%                2.56%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $500,000 but less than $750,000         2.00%                2.04%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $750,000 but less than $1               1.00%                1.01%
       million

       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $1 million or greater                   0.25%                0.25%
       -------------------------------- --------------------- ------------------

Class A Shares of SHORT-TERM FIXED INCOME FUND are sold at their NAV next determined after an order is received, plus a sales charge as follows:

       -------------------------------- --------------------- ------------------
               PURCHASE AMOUNT           SALES CHARGE AS A     SALES CHARGE AS A
                                           PERCENTAGE OF       PERCENTAGE OF NAV

                                          PUBLIC OFFERING
                                               PRICE

       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       Less than $100,000                      2.50%                 2.56%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $100,000 but less than $250,000         1.75%                 1.78%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $250,000 but less than $500,000         1.25%                 1.27%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $500,000 but less than $750,000         0.75%                 0.76%
       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $750,000 but less than $1               0.50%                 0.50%
       million

       -------------------------------- --------------------- ------------------
       -------------------------------- --------------------- ------------------
       $1 million or greater                   0.25%                 0.25%
       -------------------------------- --------------------- ------------------

       THE SALES CHARGE AT PURCHASE MAY BE REDUCED BY:
       O quantity purchases of Shares;

       O combining concurrent purchases of Fund Shares made by you, your spouse, or your children under age 21

       O accumulating   purchases  (in   calculating  the  sales  charge  on  an
         additional purchase, you may count the current value of previous Share purchases still invested in the Fund); or

       O signing  a letter of intent to  purchase  at least  $100,000  in Shares
         within  13  months  (call  the  Fund  for  an   application   and  more
         information).

       THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES: O using the reinvestment privilege; O by exchanging Shares from the same share class of another Fund; or O through wrap accounts or other investment programs where you pay an investment professional a fee for services.

       If your investment qualifies, you must notify the Funds' distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM-CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Class B Shares are only offered by the Equity Fund, the Quantitative Equity Fund, Special Values Fund and the Balanced Fund. AS OF ____, FIXED INCOME FUND NO LONGER OFFERS CLASS B SHARES.

       ------------------------------------------------------- -----------------
       SHARES HELD UP TO:                                            CDSC

       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       1 year                                                       5.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       2 years                                                      4.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       3 years                                                      3.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       4 years                                                      3.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       5 years                                                      2.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       6 years                                                      1.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------- -----------------
       7 years or more                                              0.00%
       ------------------------------------------------------- -----------------
       ------------------------------------------------------------------ ------
       Class B Shares will convert to Class A Shares at NAV approximately eight years after purchase.

       ------------------------------------------------------------------ ------

       YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES: o purchased with reinvested dividends or capital gains; o purchased within 90 days of redeeming Shares of an equal or lesser amount;

       o representing  the  portion  of  redemption  proceeds   attributable  to
         increases in the value of your account due to increases in the NAV;

       o that you exchange into the same share class of another Fund (or into Investment Shares of the Wachovia U.S. Treasury Money Market Fund);

       o representing up to 10% of the value of Shares subject to a systematic withdrawal plan;

       o where the original shares were held for seven years or more; or o if you have certain disabilities as defined by the IRS.

       IN ADDITION, YOU WILL NOT BE CHARGED A CDSC:

       o when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement;

       o if your redemption is a required retirement plan distribution;
       o upon the death of the  shareholder(s)  of the account or the redemption of Shares by a designated beneficiary.

       If your redemption qualifies the Distributor must be notified at the time of redemption to eliminate the CDSC.

       TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUNDS WILL SELL YOUR SHARES IN THE FOLLOWING ORDER:

       o Shares that are not subject to a CDSC;
       o Shares held the longest; and

       o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW ARE THE FUNDS SOLD?

================================================================================

The Funds offer two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Equity Fund, Quantitative Equity Fund, Special Values Fund and Balanced Fund also offer a third class of shares, Class B Shares.

This prospectus relates only to Class A Shares and Class B Shares of the Funds. Each share class has different sales charges and other expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., (Distributor) markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Equity Fund, Quantitative Equity Fund, Special Values Fund and Balanced Fund have adopted a Rule 12b-1 Plan, which allows each Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Class B Shares may be higher over time than for shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

================================================================================

You may purchase Shares through an through the Trust Division of Wachovia Bank, through Wachovia Investments, Inc., or through an Authorized Dealer.

Where the Fund offers more than one Share Class and you do not specify your Class choice on your form of payment, you automatically will receive Class A Shares.

Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of a Fund in accordance with the procedures set forth in your account agreement.

Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH WACHOVIA INVESTMENTS, INC.

Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may purchase shares by mail, by telephone, or in person.

All purchase orders must be received by 3:30 p.m. (Eastern time) in order for Shares to receive that day's public offering price. Orders received after 3:30 p.m. (Eastern time) will be purchased at the next determined public offering price.

BY MAIL

To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) to:

101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

Orders by mail are considered  received after payment by check is converted into
federal  funds  which  is  normally  the  next   business  day  after   Wachovia
Investments, Inc. receives the check.

BY TELEPHONE

You may purchase Shares by telephone by calling 1-800-994-4414.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received before 3:30 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:30 p.m. will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received by a Fund. Investments in Class A Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.

HOW TO EXCHANGE SHARES

================================================================================

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV and without a sales charge. To do this, you must: o meet any minimum initial investment requirements; and o receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

BY TELEPHONE

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 3:30 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

HOW TO REDEEM SHARES

================================================================================

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form plus any applicable sales charge. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, Inc., through an Authorized

Dealer, or directly from the Fund.

All redemption requests must be received before 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

BY MAIL

You may redeem shares by sending a written request to Wachovia Bank or Wachovia Investments, Inc., as appropriate.

Send your written redemption request including your name, the Fund's name, your account number and the Share or dollar amount requested to:

101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

BY TELEPHONE

You may redeem Shares of a Fund by calling the Funds at 1-800-994-4414. Shareholders who are trust customers of Wachovia Bank may also contact their trust officer.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption is to be sent to an address other than the address of record;

o your redemption is to be sent to an address of record that was changed within the last thirty days; or

o a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days: o to allow your purchase payment to clear; o during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the

  Fund's ability to manage its assets.

REDEMPTION IN KIND. Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

Due to the Fact that Class A Shares are sold with an initial sales charge, it is not advisable for you to purchase Class A Shares while participating in this program. A CDSC may be imposed on systematic redemptions of Class B Shares.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

================================================================================

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

---------------------------------- ------------------------------------
              FUND                     DIVIDENDS DECLARED AND PAID

---------------------------------- ------------------------------------
EQUITY FUND

----------------------------------
----------------------------------
QUANTITATIVE EQUITY FUND

----------------------------------
----------------------------------
GROWTH & INCOME FUND                            QUARTERLY

----------------------------------
----------------------------------
EQUITY INDEX FUND

----------------------------------
BALANCED FUND

---------------------------------- ------------------------------------
FIXED INCOME FUND

----------------------------------
----------------------------------
INTERMEDIATE FIXED INCOME FUND                   MONTHLY

----------------------------------
SHORT-TERM FIXED INCOME FUND

---------------------------------- ------------------------------------
EMERGING MARKETS FUND                           ANNUALLY

----------------------------------
SPECIAL VALUES FUND

---------------------------------- ------------------------------------
THE WACHOVIA MUNICIPAL FUNDS           DECLARED DAILY/PAID MONTHLY

---------------------------------- ------------------------------------

Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although the each Fund's dividends will be exempt from their respective state's personal income tax (i.e. Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

================================================================================

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with over $__ billion in managed assets as of December 31, 1998.

The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

------------------------------------ -----------------------
               FUND                    ANNUAL INVESTMENT
                                      ADVISORY FEE PAID TO

                                     INVESTMENT ADVISER AS

                                        A PERCENTAGE OF
                                       AVERAGE DAILY NET

                                             ASSETS

------------------------------------ -----------------------
------------------------------------ -----------------------
Equity Fund                                  0.70%

------------------------------------ -----------------------
------------------------------------ -----------------------
Quantitative Equity Fund                     0.70%

------------------------------------ -----------------------
------------------------------------ -----------------------
Growth & Income Fund                         0.70%

------------------------------------ -----------------------
------------------------------------ -----------------------
Equity Index Fund                            0.30%

------------------------------------ -----------------------
------------------------------------ -----------------------
Special Values Fund                          0.80%

------------------------------------ -----------------------
------------------------------------ -----------------------
Emerging Markets Fund                        1.00%

------------------------------------ -----------------------
------------------------------------ -----------------------
Balanced Fund                                0.70%

------------------------------------ -----------------------
------------------------------------ -----------------------
Fixed Income Fund                            0.60%

------------------------------------ -----------------------
------------------------------------ -----------------------
Intermediate Fixed Income Fund               0.60%

------------------------------------ -----------------------
------------------------------------ -----------------------
Short-Term Fixed Income Fund                 0.55%

------------------------------------ -----------------------
------------------------------------ -----------------------
Georgia Municipal Bond Fund                  0.75%

------------------------------------ -----------------------
------------------------------------ -----------------------
North Carolina Municipal Bond Fund           0.75%

------------------------------------ -----------------------
------------------------------------ -----------------------
South Carolina Municipal Bond Fund           0.75%

------------------------------------ -----------------------
------------------------------------ -----------------------
Virginia Municipal Bond Fund                 0.74%

------------------------------------ -----------------------

PORTFOLIO MANAGERS



------------------- ------------------------ ---------------------------------------------------------
PORTFOLIO MANAGER        FUNDS MANAGED                              BIOGRAPHY

------------------- ------------------------ ---------------------------------------------------------
JERRY D. BURTON     Quantitative Equity      Mr. Burton is a Chartered Financial Analyst and Vice
                    Fund                     President and Portfolio Manager for Personal Financial

                                             Services for the investment adviser. In 1971, Mr.
                                             Burton joined South Carolina National Bank, which was
                                             acquired by Wachovia Bank in 1991. Mr. Burton received
                                             a bachelors degree from Clemson University and an MBA
                                             from the College of William and Mary.

DANIEL S. EARTHMAN  Balanced Fund            Mr. Earthman is a Chartered Financial Analyst and a
                    Growth & Income Fund     Senior Vice President of the investment adviser. Prior
                    Equity Fund              to joining Wachovia Bank in 1988, Mr. Earthman was a

                                             Vice   President   and   Investment
                                             Manager   with    Richland    Asset
                                             Management  in  Nashville,  and  an
                                             Assistant    Vice   President   and
                                             Portfolio    Manager   with   North
                                             Carolina     National    Bank    in
                                             Charlotte.  Mr. Earthman received a
                                             bachelors  degree in business  from
                                             Southern Methodist University and a
                                             MBA  from the  University  of North
                                             Carolina at Chapel Hill.




SAMUEL M. GIBBS,    Short-Term Income Fund   Mr. Gibbs is a Senior Vice President and Manager of
II                  Fixed Income Fund        Fixed Income Investments for the investment adviser.

                    Intermediate Fixed       Mr. Gibbs joined Wachovia Bank in 1969 as a portfolio
                    Income Fund              manager. He became a bond trader and fixed income

                                             portfolio manager in 1975 and assumed his current
                                             position in 1977. Mr. Gibbs is a graduate of Davidson
                                             College and has an MBA from the University of South

                                             Carolina.





ROGER L. GLENSKI    Special Values Fund      Mr. Glenski is a Certified Public Accountant and
                                             Assistant Vice President of the investment adviser. Mr.
                                             Glenski joined Wachovia Bank in 1996, specializing in
                                             the valuation of closely-held businesses and small
                                             companies. Previously, Mr. Glenski was employed by the
                                             accounting firms of KPMG and Deloitte & Touche LLP in
                                             Chicago. Mr. Glenski received a bachelors degree from
                                             the University of Missouri-Kansas City and a MBA from
                                             the University of Chicago.
JOHN F. HAGEMAN     Equity Fund              John F. Hageman is a Chartered Financial Analyst and a
                    Balanced Fund            Senior Vice President and Institutional Portfolio
                    Growth & Income Fund     Manager for the investment adviser. Mr. Hageman is

                                             responsible for managing employee benefit, foundation
                                             and endowment portfolios. Prior to joining Wachovia
                                             Bank in 1986, Mr. Hageman was Vice President and  head
                                             of Institutional Investment Management at Michigan
                                             National Investment Corporation from 1977 to 1986, and
                                             an account executive with Merrill Lynch from 1975 to
                                             1977. Mr. Hageman received his B.A. from Wabash College.

PAIGE C. HENDERSON  Emerging Markets Fund    Ms. Henderson is a Chartered Financial Analyst and a
                                             Vice President of the investment adviser. Ms. Henderson
                                             joined Wachovia Bank in 1991 as an Equity Analyst. Ms.
                                             Henderson received a bachelors of science in Business
                                             Administration and an MBA from the University of North
                                             Carolina at Chapel Hill. Ms. Henderson is a Certified
                                             Public Accountant.
MICHAEL W. HOLT     Fixed Income Fund        Mr. Holt is a Chartered Financial Analyst and Fixed
                    Intermediate Fixed       Income Portfolio Manager of the investment adviser. Mr.
                    Income Fund              Holt joined Wachovia Bank in 1991.  He is a graduate of

                                             the University of Tennessee where he majored in
                                             economics and received a MBA in Finance.






RUSSELL L.          Equity Fund               Mr. Kimbro is a Chartered Financial Analyst and Senior
KIMBRO, JR.         Balanced Fund            Vice President and Portfolio Manager for Personal

                    Growth & Income Fund     Financial Services for the investment adviser. Mr.
                                             Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an
                                             instructor of corporate finance an the University of
                                             North Carolina at Greensboro. He received his bachelors
                                             degree in economics from Virginia Polytechnical
                                             Institute and State University and a MBA from the
                                             University of North Carolina at Greensboro.

F. STANLEY KING     Equity Fund              Mr. King is a Chartered Financial Analyst and a Senior
                    Balanced Fund            Vice President of the investment adviser. Mr. King
                    Growth & Income Fund     serves as manager of institutional portfolio management

                                             for the investment adviser. Mr. King joined Wachovia
                                             Bank in 1985 as a securities analyst and assumed his
                                             current position in 1991. He has both his bachelors and
                                             masters of science degrees from North Carolina State
                                             University.

GEORGE E. MCCALL    Quantitative Equity      Mr. McCall is a Certified Financial Planner and Vice
                    Fund                     President of the investment adviser. In 1981, Mr.

                                             McCall   joined   South    Carolina
                                             National  Bank,  which was acquired
                                             by  Wachovia  Bank  in  1991.   Mr.
                                             McCall    is    a    graduate    of
                                             Presbyterian  College and  received
                                             an MBA from the University of South
                                             Carolina.

MATTHEW J.          Equity Fund              Mr. McGuinness is a Chartered Financial Analyst and
MCGUINNESS          Balanced Fund            Vice President and Portfolio Manager for Personal

                    Growth & Income Fund     Financial Services for the investment adviser. Mr.
                                             McGuinness joined Wachovia Bank in 1991 in the
                                             Estates/Closely-Held Unit. He received an MBA from the
                                             University of North Carolina at Chapel Hill.





MICHAEL O. MERCER   Equity Fund              Mr. Mercer is a Senior Vice President of Wachovia and
                    Balanced Fund            manages the Wachovia Equity Investment Fund and other
                    Growth & Income Fund     large institutional accounts. Mr. Mercer joined

                                             Wachovia Bank in 1983 and is a Chartered Financial
                                             Analyst. Mr. Mercer is a graduate of Catawba College
                                             and received an MBA from Florida State University.




WAYNE F. MORGAN     Fixed Income Fund        Mr. Morgan is a Chartered Financial Analyst and Senior
                    Intermediate Fixed       Vice President of the investment adviser. Prior to
                    Income Fund              joining Wachovia Bank in June, 1997 as a senior fixed

                                             income   portfolio   manager,   Mr.
                                             Morgan  served as the  Director  of
                                             Investments  at the  University  of
                                             North   Carolina  at  Chapel  Hill,
                                             where he oversaw the  management of
                                             the  University's  endowment  fund.
                                             Mr.   Morgan    received   both   a
                                             bachelors  degree  and his MBA from
                                             the University of North Carolina at
                                             Chapel Hill.

J. JOSEPH MUSTER    The Wachovia Municipal   Mr. Muster is a Vice President and Manager of Money
                    Funds                    Market and Municipal Investments in the Fixed Income

                                             Section of the investment adviser. Mr. Muster joined
                                             Wachovia Bank in 1992 as a credit analyst. Mr. Muster
                                             is a graduate of the University of Georgia and received
                                             his MBA from Duke University.

HAROLD (RICK)       Fixed Income Fund        Mr. Nelson III is a Senior Vice President and fixed
NELSON III          Intermediate Fixed       income portfolio manager of the investment adviser. Mr.

                    Income                   Fund Nelson joined Wachovia Bank in
                                             1985  as a fixed  income  portfolio
                                             manager.  He received his bachelors
                                             of  science  degree  in  management
                                             from St.  Francis  College  and his
                                             MBA   in   Finance    from   Mercer
                                             University.

B. SCOTT SADLER     Emerging Markets Fund    Mr. Sadler is a Chartered Financial Analyst and Vice
                                             President of the investment adviser. Mr. Sadler joined
                                             Wachovia Bank in 1987. Mr. Sadler is a graduate of the
                                             University of Virginia's McIntire School of Commerce
                                             with a bachelors degree in commerce.

MICHAEL G. SEBESTA  Fixed Income Fund        Mr. Sebesta is a Vice President and Fixed Income
                    Intermediate Fixed       Portfolio Manager for the investment adviser. Mr.
                    Income Fund              Sebesta joined Wachovia Bank in 1989. Mr. Sebesta has a

                                             bachelors degree in economics from Wake Forest
                                             University.

MICHAEL J. TIERNEY  Emerging Markets Fund    Mr. Tierney is an Executive Vice President of Wachovia
                    Special Values Fund      Bank and Chief Investment Officer with the investment

                                             adviser. Mr. Tierney joined Wachovia Bank in 1981. Mr.
                                             Tierney is a graduate of the University of Connecticut,
                                             and has more than 25 years of experience managing
                                             equity and fixed income investments.

JOSEPH H.           Balanced Fund            Mr. Waterfill is a Senior Vice President of the
WATERFILL           Equity Fund              investment adviser. Mr. Waterfill joined Wachovia Bank

                    Quantitative Equity      in 1976. Mr. Waterfill received his bachelors of
                    Fund                     science degree from the U.S. Naval Academy and his MBA
                    Growth & Income Fund     from Vanderbilt University.

FINANCIAL INFORMATION

================================================================================

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

TO COME

                                                              THE WACHOVIA FUNDS
                                                    THE WACHOVIA MUNICIPAL FUNDS

                                               CLASS A SHARES AND CLASS B SHARES

The following documents contain further details about the Funds and are available upon request and without charge:

Statement  of  Additional   Information   (SAI)--The  SAI  includes   additional
information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

PRODUCT CODE
LOGO

SEC FILE NUMBERS:

811-6504
811-6201

                               THE WACHOVIA FUNDS

                                 Class Y Shares

                              WACHOVIA EQUITY FUND

                       WACHOVIA QUANTITATIVE EQUITY FUND

                         WACHOVIA GROWTH & INCOME FUND

                           WACHOVIA EQUITY INDEX FUND

                          WACHOVIA SPECIAL VALUES FUND

                         WACHOVIA EMERGING MARKETS FUND

                             WACHOVIA BALANCED FUND

                           WACHOVIA FIXED INCOME FUND

                    WACHOVIA INTERMEDIATE FIXED INCOME FUND

                     WACHOVIA SHORT-TERM FIXED INCOME FUND

2

                          THE WACHOVIA MUNICIPAL FUNDS

                                 Class Y Shares

                      WACHOVIA GEORGIA MUNICIPAL BOND FUND

                  WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

                  WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

                     WACHOVIA VIRGINIA MUNICIPAL BOND FUND

                                   PROSPECTUS
                               FEBRUARY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
CONTENTS [TO BE COMPLETED]

--------------------------------------------------------------------------------

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

================================================================================

EQUITY FUNDS

WACHOVIA EQUITY FUND

GOAL:  Seeks to produce growth of principal and income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of common stocks Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA QUANTITATIVE EQUITY FUND

GOAL:  Seeks to provide growth of principal and income

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA GROWTH & INCOME FUND

GOAL: Seeks to provide total return through growth of capital and current income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA EQUITY INDEX FUND

GOAL: Seeks to provide a total return that approximates that of the stock market as measured by the S&P "500" Index.

STRATEGY: The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500 Index. The Fund normally aims to invest in all the stocks in the Index and closely match the performance of the Index. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500 Index. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the Index and S&P 500 Index futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA SPECIAL VALUES FUND

GOAL:  Seeks to produce growth of principal.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of up to $1 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA EMERGING MARKETS FUND

GOAL:  Seeks to produce long-term capital appreciation.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA BALANCED FUND

GOAL:  Seeks to produce long-term growth of principal and current income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting, debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

INCOME FUNDS

WACHOVIA FIXED INCOME FUND

GOAL:  Seeks a high level of total return.

STRATEGY: As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA INTERMEDIATE FIXED INCOME FUND

GOAL:  Seeks current income consistent with preservation of capital.

STRATEGY: The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and uses fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA SHORT-TERM FIXED INCOME FUND

GOAL:  Seeks to produce a high level of current income.

STRATEGY: The Fund pursues its investment objective by investing primarily in a portfolio of short-term, high quality, fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

GOAL: seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

STRATEGY: The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

GOAL: Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

STRATEGY: The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

GOAL: Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

STRATEGY: The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

[ADD BAR CHART AND TOTAL RETURN TABLE-TO COME]

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

GOAL: Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

STRATEGY: The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of Virginia, its political subdivisions, or agencies.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.




------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
                                                 EQUITY      DEBT        EMERGING   MUNICIPAL

FUND                                  MARKET     SECURITIES  SECURITIES  MARKETS    SECURITIES  DIVERSIFICATION
                                        RISKS      RISKS       RISKS       RISKS      RISKS         RISKS

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
EQUITY FUND                               X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
QUANTITATIVE EQUITY FUND                  X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
GROWTH & INCOME FUND                      X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
EQUITY INDEX FUND                         X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
SPECIAL VALUES FUND                       X          X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
EMERGING MARKETS FUND                     X          X                       X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
BALANCED FUND                             X          X           X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
FIXED INCOME FUND                         X                      X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
INTERMEDIATE FIXED INCOME FUND            X                      X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
SHORT-TERM FIXED INCOME FUND              X                      X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
GEORGIA MUNICIPAL BOND FUND               X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
NORTH CAROLINA MUNICIPAL BOND FUND        X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
SOUTH CAROLINA MUNICIPAL BOND FUND        X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------
VIRGINIA MUNICIPAL BOND FUND              X                      X                      X             X

------------------------------------- ---------- ----------- ----------- ---------- ----------- ---------------

WHAT ARE THE FUNDS' FEES AND EXPENSES?

================================================================================

These tables describe the fees and expenses that you may pay when you buy, hold, and redeem shares of the Funds' Class Y Shares.




                                                            GROWTH &            SPECIAL    EMERGING

SHAREHOLDER FEES                        EQUITY   QUANTITATIVEINCOME   EQUITY    VALUES      MARKETS   BALANCED
Fees Paid Directly From Your             FUND    EQUITY       FUND    INDEX FUND   FUND      FUND       FUND
Investment                                          FUND
Maximum Sales Charge (Load)

Imposed on Purchases                     None       None      None       None      None      None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)     None       None      None       None      None      None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other       None       None      None       None      None      None       None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of       None       None      None       None      None      None       None
amount redeemed, if applicable)
Exchange Fee                             None       None      None       None      None      None       None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund
Assets
(as a percentage of average net
assets)
Management Fee                          0.63%%      0.63%     0.70%      0.28%     0.79%     1.00%      0.54%
Distribution (12b-1) Fee                 None       None       None      None      None      None       None
Shareholder Services Fee                 None       None      None       None      None      None       None
Other Expenses                             %         %          %          %         %         %          %
Total Annual Class A Shares Operating      %         %          %         %         %          %          %
Expenses
-----------------------------------------------------------------------------------------------------------------







                                                                                 NORTH     SOUTH

                                      FIXED    INTERMEDIATE SHORT-TERM GEORGIA   CAROLINA  CAROLINA   VIRGINIA

SHAREHOLDER FEES                      INCOME      FIXED       FIXED    MUNICIPAL MUNICIPAL MUNICIPAL  MUNICIPAL

Fees Paid Directly From Your            FUND   INCOME FUND INCOME FUND BOND FUND BOND FUND BOND FUND  BOND FUND
Investment
Maximum Sales Charge (Load)

Imposed on Purchases                    None       None        None       None      None      None      None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)    None       None        None       None      None      None      None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other      None       None        None       None      None      None      None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of      None       None        None       None      None      None      None
amount redeemed, if applicable)
Exchange Fee                            None       None        None       None      None      None      None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund
Assets
(as a percentage of average net
assets)
Management Fee                          0.49%     0.48%       0.36%      0.00%     0..31%    0.27%      0.45%
Distribution (12b-1) Fee                None       None        None       None      None      None      None
Shareholder Services Fee                None       None        None       None      None      None      None
Other Expenses                            %         %           %          %         %         %          %
Total Annual Class A Shares Operating     %         %           %          %         %         %          %
Expenses

EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class Y Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class Y Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                               SPECIAL   EMERGING

-------------------------------------------------------------------------------VALUES    MARKETS   ---------

                                      EQUITY   QUANTITATIVE GROWTH &  EQUITY      FUND      FUND   BALANCED

--------------------------------------  FUND   EQUITY FUNDINCOME FUND INDEX                          FUND

EXPENSES ASSUMING NO REDEMPTION                                         FUND

1 Year                                    $         $          $          $        $         $         $
---------------------------------------
3 Years                                   $         $          $          $        $         $         $
---------------------------------------
5 Years                                   $         $          $          $        $         $         $
---------------------------------------
10 Years                                  $         $          $          $        $         $         $
---------------------------------------

---------------------------------------
                                               INTERMEDIATE                    NORTH     SOUTH

-----------------------------------------------   FIXED   ---------------------CAROLINA  CAROLINA  ---------

                                      FIXED    INCOME FUND SHORT-TERM GEORGIA  MUNICIPAL MUNICIPAL VIRGINIA

--------------------------------------INCOME                 FIXED    MUNICIPALBOND FUND BOND FUND MUNICIPAL

                                        FUND              INCOME FUND BOND FUND                    BOND FUND

EXPENSES ASSUMING NO REDEMPTION

---------------------------------------
1 Year                                    $         $          $          $        $         $         $
---------------------------------------
3 Years                                   $         $          $          $        $         $         $
---------------------------------------
5 Years                                   $         $          $          $        $         $         $
---------------------------------------
10 Years                                  $         $          $          $        $         $         $
---------------------------------------

---------------------------------------

WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. the following describes the types of equity securities in which a Fund invests.

        COMMON STOCKS are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

        PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund may treat such redeemable preferred stock as a fixed income security.

        WARRANTS give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the similar to warrants, but are typically issued to existing stockholders.

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. The Municipal Funds may invest in such taxable municipal securities.

TAX EXEMPT SECURITIES are fixed income securities that pay interest exempt from regular federal income taxes. States, counties, cities and other political subdivisions and authorities typically issue tax exempt securities. Tax exempt securities are generally differentiated by their source of repayment.

PORTFOLIO TURNOVER. Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. This means each Fund will have a higher portfolio turnover rate, and is likely to generate shorter-term gains or losses for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may impact the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS. When a Fund invests in debt securities or convertible securities some most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Services, Inc. at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS. The Funds may temporarily depart from their principal investment strategies by investing assets in cash, cash items, and shorter-term, higher quality debt securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to forego greater investment returns for the safety of principal.

S&P 500 INDEX. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

================================================================================

MARKET RISK. The market value of securities fluctuate daily.

EQUITY SECURITIES RISKS. Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the SPECIAL VALUES FUND will be more volatile than broad stock market indices such as the S&P 500 or than funds that invest in large-capitalization companies such as QUANTITATIVE EQUITY FUND or EQUITY FUND.

DEBT SECURITIES RISKS. Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the INCOME FUND'S or MUNICIPAL FUND'S net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities declines, the net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the INCOME FUNDS and MUNICIPAL FUNDS.

EMERGING MARKETS RISK. Investing in the EMERGING MARKETS FUND entails a substantial degree of risk. Because of the special risks associated with investing in emerging markets, an investment in the EMERGING MARKETS FUND should be considered speculative. Investors are strongly advised to carefully consider the special risks involved in emerging markets, which are in addition to the usual risks of investing in domestic markets and in developed markets around the world. By itself, an investment in the EMERGING MARKETS FUND does not constitute a balanced investment plan. Investors should be willing to assume a higher degree of risk and accept a higher level of volatility than is generally associated with investment in more developed markets.

MUNICIPAL SECURITIES RISKS. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the MUNICIPAL FUNDS. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

ISSUER DIVERSIFICATION. The MUNICIPAL FUNDS are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Funds assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK. Interest on a municipal security may be subject to regular federal income tax. Any investment can be adversely affected by changes in tax laws. For example, the value of stocks can by affected by changes in capital gains tax rates.

LEVERAGING. Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS. Foreign securities pose additional risks over domestic securities because foreign economic, governmental, and political systems may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

EMERGING MARKET SECURITIES RISKS. Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS. Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces a Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS. The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of a Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

YEAR 2000 READINESS. The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to attempt to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

WHAT DO SHARES COST?

================================================================================

You can purchase, redeem, or exchange Class Y Shares (Shares) any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined net asset value
(NAV).

NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Fund Shares is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

The following table summarizes the minimum required investment amount required for an investment in a Fund.

                                  ----------------------------------------------
                 MINIMUM INITIAL /SUBSEQUENT INVESTMENT REQUIRED

                                  ----------------------------------------------
THE WACHOVIA FUNDS                                   $250/$50

--------------------------------- ----------------------------------------------
THE WACHOVIA MUNICIPAL FUNDS                         $500/$100

--------------------------------- ----------------------------------------------

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

HOW ARE THE FUNDS SOLD?

================================================================================

The Funds offer two share classes: Class A Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Equity Fund, Quantitative Equity Fund, Special Values Fund and Balanced Fund also offer a third class of shares, Class B Shares.

This prospectus relates only to Class Y Shares of the Funds. Each share class has different sales charges and other expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

The Fund's distributor, Federated Securities Corp., (Distributor) markets the Shares described in this prospectus to certain accounts held by Wachovia Bank and its affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. In connection with the sale of Shares the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

================================================================================

You may purchase Shares through an through the Trust Division of Wachovia Bank in accordance with the procedures set forth in your account agreement. Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank.

Purchase orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received by a Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

HOW TO EXCHANGE SHARES

================================================================================

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV. To do this, you must: o meet any minimum initial investment requirements; and o receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

BY TELEPHONE

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 3:30 p.m.. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

HOW TO REDEEM SHARES

================================================================================

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank or directly from the Fund.

All redemption requests must be received before 3:30 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

Shareholders who are trust customers of Wachovia Bank may contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-994-4414.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SIGNATURE GUARANTEES. Signatures must be guaranteed if:

o your redemption is to be sent to an address other than the address of record;

o your redemption is to be sent to an address of record that was changed within the last thirty days; or

o a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days: o to allow your purchase payment to clear; o during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the

  Fund's ability to manage its assets.

REDEMPTION IN KIND. Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

================================================================================

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

---------------------------------- ------------------------------------
              FUND                     DIVIDENDS DECLARED AND PAID

---------------------------------- ------------------------------------
EQUITY FUND

----------------------------------
----------------------------------
QUANTITATIVE EQUITY FUND

----------------------------------
----------------------------------
GROWTH & INCOME FUND                            QUARTERLY

----------------------------------
----------------------------------
EQUITY INDEX FUND

----------------------------------
BALANCED FUND

---------------------------------- ------------------------------------
FIXED INCOME FUND

----------------------------------
----------------------------------
INTERMEDIATE FIXED INCOME FUND                   MONTHLY

----------------------------------
SHORT-TERM FIXED INCOME FUND

---------------------------------- ------------------------------------
EMERGING MARKETS FUND                           ANNUALLY

----------------------------------
SPECIAL VALUES FUND

---------------------------------- ------------------------------------
THE WACHOVIA MUNICIPAL FUNDS          DECLARED DAILY/ PAID MONTHLY

---------------------------------- ------------------------------------

Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although the each Fund's dividends will be exempt from their respective state's personal income tax (i.e. Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

================================================================================

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with over $__ billion in managed assets as of December 31, 1998.

The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

----------------------------------- -------------------------------------
                       ANNUAL INVESTMENT ADVISORY FEE PAID

                           TO INVESTMENT ADVISER AS A

               FUND                   PERCENTAGE OF AVERAGE DAILY NET

                                     ASSETS

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Equity Fund                                        0.70%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Quantitative Equity Fund                           0.70%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Growth & Income Fund                               0.70%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Equity Index Fund                                  0.30%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Special Values Fund                                0.80%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Emerging Markets Fund                              1.00%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Balanced Fund                                      0.70%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Fixed Income Fund                                  0.60%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Intermediate Fixed Income Fund                     0.60%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Short-Term Fixed Income Fund                       0.55%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Georgia Municipal Bond Fund                        0.75%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
North Carolina Municipal Bond Fund                 0.75%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
South Carolina Municipal Bond Fund                 0.75%

----------------------------------- -------------------------------------
----------------------------------- -------------------------------------
Virginia Municipal Bond Fund                       0.74%

----------------------------------- -------------------------------------

PORTFOLIO MANAGERS



-------------------- ------------------------ ---------------------------------------------------------
 PORTFOLIO MANAGER        FUNDS MANAGED                              BIOGRAPHY

-------------------- ------------------------ ---------------------------------------------------------
JERRY D. BURTON      Quantitative Equity      Mr. Burton is a Chartered Financial Analyst and a Vice
                     Fund                     President and Portfolio Manager for Personal Financial

                                              Services for the investment adviser. In 1971, Mr.
                                              Burton joined South Carolina National Bank, which was
                                              acquired by Wachovia Bank in 1991. Mr. Burton received
                                              a bachelors degree from Clemson University and an MBA
                                              from the College of William and Mary.

DANIEL S. EARTHMAN   Balanced Fund            Mr. Earthman is a Chartered Financial Analyst and a
                     Growth & Income Fund     Senior Vice President of the investment adviser. Prior
                     Equity Fund              to joining Wachovia Bank in 1988, Mr. Earthman was a

                                              Vice   President  and   Investment
                                              Manager   with   Richland    Asset
                                              Management  in  Nashville,  and an
                                              Assistant   Vice   President   and
                                              Portfolio   Manager   with   North
                                              Carolina    National    Bank    in
                                              Charlotte. Mr. Earthman received a
                                              bachelors  degree in business from
                                              Southern Methodist  University and
                                              a MBA from the University of North
                                              Carolina at Chapel Hill.




SAMUEL M. GIBBS, II  Short-Term Income Fund   Mr. Gibbs is a Senior Vice President and Manager of
                     Fixed Income Fund        Fixed Income Investments for the investment adviser.
                     Intermediate Fixed       Mr. Gibbs joined Wachovia Bank in 1969 as a portfolio
                     Income Fund              manager. He became a bond trader and fixed income

                                              portfolio manager in 1975 and assumed his current
                                              position in 1977. Mr. Gibbs is a graduate of Davidson
                                              College and has an MBA from the University of South

                                              Carolina.

ROGER L. GLENSKI     Special Values Fund      Mr. Glenski is a Certified Public Accountant and
                                              Assistant Vice President of the investment adviser. Mr.
                                              Glenski joined Wachovia Bank in 1996, specializing in
                                              the valuation of closely-held businesses and small
                                              companies. Previously, Mr. Glenski was employed by the
                                              accounting firms of KPMG and Deloitte & Touche LLP in
                                              Chicago. Mr. Glenski received a bachelors degree from
                                              the University of Missouri-Kansas City and a MBA from
                                              the University of Chicago.
JOHN F. HAGEMAN      Equity Fund              John F. Hageman is a Chartered Financial Analyst and a
                     Balanced Fund            Senior Vice President and Institutional Portfolio
                     Growth & Income Fund     Manager for the investment adviser. Mr. Hageman is

                                              responsible for managing employee benefit, foundation
                                              and endowment portfolios. Prior to joining Wachovia
                                              Bank in 1986, Mr. Hageman was Vice President and  head
                                              of Institutional Investment Management at Michigan
                                              National Investment Corporation from 1977 to 1986, and
                                              an account executive with Merrill Lynch from 1975 to
                                              1977. Mr. Hageman received his B.A. from Wabash College.

PAIGE C. HENDERSON   Emerging Markets Fund    Ms. Henderson is a Chartered Financial Analyst and a
                                              Vice President of the investment adviser. Ms. Henderson
                                              joined Wachovia Bank in 1991 as an Equity Analyst. Ms.
                                              Henderson received a bachelors of science in Business
                                              Administration and an MBA from the University of North
                                              Carolina at Chapel Hill. Ms. Henderson is a Certified
                                              Public Accountant.
MICHAEL W. HOLT      Fixed Income Fund        Mr. Holt is a Chartered Financial Analyst and Fixed
                     Intermediate Fixed       Income Portfolio Manager of the investment adviser. Mr.
                     Income Fund              Holt joined Wachovia Bank in 1991.  He is a graduate of

                                              the University of Tennessee where he majored in
                                              economics and received a MBA in Finance.





RUSSELL L. KIMBRO,   Equity Fund               Mr. Kimbro is a Chartered Financial Analyst and Senior
JR.                  Balanced Fund            Vice President and Portfolio Manager for Personal

                     Growth & Income Fund     Financial Services for the investment adviser. Mr.
                                              Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an
                                              instructor of corporate finance an the University of
                                              North Carolina at Greensboro. He received his bachelors
                                              degree in economics from Virginia Polytechnical
                                              Institute and State University and a MBA from the
                                              University of North Carolina at Greensboro.

F. STANLEY KING      Equity Fund              Mr. King is a Chartered Financial Analyst and a Senior
                     Balanced Fund            Vice President of the investment adviser. Mr. King
                     Growth & Income Fund     serves as manager of institutional portfolio management

                                              for the investment adviser. Mr. King joined Wachovia
                                              Bank in 1985 as a securities analyst and assumed his
                                              current position in 1991. He has both his bachelors and
                                              masters of science degrees from North Carolina State
                                              University.

GEORGE E. MCCALL     Quantitative Equity      Mr. McCall is a Certified Financial Planner and Vice
                     Fund                     President of the investment adviser. In 1981, Mr.

                                              McCall   joined   South   Carolina
                                              National Bank,  which was acquired
                                              by  Wachovia  Bank  in  1991.  Mr.
                                              McCall    is   a    graduate    of
                                              Presbyterian  College and received
                                              an  MBA  from  the  University  of
                                              South Carolina.

MATTHEW J.           Equity Fund              Mr. McGuinness is a Chartered Financial Analyst and
MCGUINNESS           Balanced Fund            Vice President and Portfolio Manager for Personal

                     Growth & Income Fund     Financial Services for the investment adviser. Mr.
                                              McGuinness joined Wachovia Bank in 1991 in the
                                              Estates/Closely-Held Unit. He received an MBA from the
                                              University of North Carolina at Chapel Hill.

MICHAEL O. MERCER    Equity Fund              Mr. Mercer is a Senior Vice President of Wachovia and
                     Balanced Fund            manages the Wachovia Equity Investment Fund and other
                     Growth & Income Fund     large institutional accounts. Mr. Mercer joined

                                              Wachovia Bank in 1983 and is a Chartered Financial
                                              Analyst. Mr. Mercer is a graduate of Catawba College
                                              and received an MBA from Florida State University.

WAYNE F. MORGAN      Fixed Income Fund        Mr. Morgan is a Chartered Financial Analyst and Senior
                     Intermediate Fixed       Vice President of the investment adviser. Prior to
                     Income Fund              joining Wachovia Bank in June, 1997 as a senior fixed

                                              income  portfolio   manager,   Mr.
                                              Morgan  served as the  Director of
                                              Investments  at the  University of
                                              North  Carolina  at  Chapel  Hill,
                                              where he oversaw the management of
                                              the  University's  endowment fund.
                                              Mr.   Morgan   received   both   a
                                              bachelors  degree and his MBA from
                                              the  University of North  Carolina
                                              at Chapel Hill.

J. JOSEPH MUSTER     The Wachovia Municipal   Mr. Muster is a Vice President and Manager of Money
                     Funds                    Market and Municipal Investments in the Fixed Income

                                              Section of the investment adviser. Mr. Muster joined
                                              Wachovia Bank in 1992 as a credit analyst. Mr. Muster
                                              is a graduate of the University of Georgia and received
                                              his MBA from Duke University.

HAROLD (RICK)        Fixed Income Fund        Mr. Nelson III is a Senior Vice President and fixed
NELSON III           Intermediate Fixed       income portfolio manager of the investment adviser. Mr.

                     Income                   Fund Nelson  joined  Wachovia Bank
                                              in   1985   as  a   fixed   income
                                              portfolio manager. He received his
                                              bachelors  of  science  degree  in
                                              management    from   St.   Francis
                                              College  and  his  MBA in  Finance
                                              from Mercer University.

B. SCOTT SADLER      Emerging Markets Fund    Mr. Sadler is a Chartered Financial Analyst and Vice
                                              President of the investment adviser. Mr. Sadler joined
                                              Wachovia Bank in 1987. Mr. Sadler is a graduate of the
                                              University of Virginia's McIntire School of Commerce
                                              with a bachelors degree in commerce.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
MICHAEL G. SEBESTA   Fixed Income Fund        Mr. Sebesta is a Vice President and Fixed Income
                     Intermediate Fixed       Portfolio Manager for the investment adviser. Mr.
                     Income Fund              Sebesta joined Wachovia Bank in 1989. Mr. Sebesta has a

                                              bachelors degree in economics from Wake Forest
                                              University.

MICHAEL J. TIERNEY   Emerging Markets Fund    Mr. Tierney is an Executive Vice President of Wachovia
                     Special Values Fund      Bank and Chief Investment Officer with the investment

                                              adviser. Mr. Tierney joined Wachovia Bank in 1981. Mr.
                                              Tierney is a graduate of the University of Connecticut,
                                              and has more than 25 years of experience managing
                                              equity and fixed income investments.

JOSEPH H. WATERFILL  Balanced Fund            Mr. Waterfill is a Senior Vice President of the
                     Equity Fund              investment adviser. Mr. Waterfill joined Wachovia Bank
                     Quantitative Equity      in 1976. Mr. Waterfill received his bachelors of
                     Fund                     science degree from the U.S. Naval Academy and his MBA
                     Growth & Income Fund     from Vanderbilt University.

FINANCIAL INFORMATION

================================================================================

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.

TO COME

                                                              THE WACHOVIA FUNDS
                                                    THE WACHOVIA MUNICIPAL FUNDS

                                                                  CLASS Y SHARES

The following documents contain further details about the Funds and are available upon request and without charge:

Statement  of  Additional   Information   (SAI)--The  SAI  includes   additional
information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

PRODUCT CODE
LOGO

SEC FILE NUMBERS

811-6504
811-6201

                               THE WACHOVIA FUNDS

                 Class A Shares, Class B Shares, Class Y Shares

                              WACHOVIA EQUITY FUND
                       WACHOVIA QUANTITATIVE EQUITY FUND

                         WACHOVIA GROWTH & INCOME FUND
                           WACHOVIA EQUITY INDEX FUND

                          WACHOVIA SPECIAL VALUES FUND

                         WACHOVIA EMERGING MARKETS FUND
                             WACHOVIA BALANCED FUND

                           WACHOVIA FIXED INCOME FUND

WACHOVIA INTERMEDIATE FIXED INCOME FUND
                     WACHOVIA SHORT-TERM FIXED INCOME FUND

                          THE WACHOVIA MUNICIPAL FUNDS

                       Class A Shares and Class Y Shares

                      WACHOVIA GEORGIA MUNICIPAL BOND FUND
                  WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
                  WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

                     WACHOVIA VIRGINIA MUNICIPAL BOND FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY __, 1999

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Funds and The Wachovia Municipal Funds, dated February __, 1999.

     This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-994-4414.

     CONTENTS

================================================================================
         TO COME

     Federated         Securities
     Corp., Distributor,
     subsidiary    of   Federated
     Investors
     [Product Code (2/99)]

================================================================================
51

HOW ARE THE FUNDS ORGANIZED?

================================================================================

The Wachovia Funds and The Wachovia Municipal Funds (each a Trust and together the Trusts) are open-end, management investment companies that established under the laws of the Commonwealth of Massachusetts on November 19, 1991 and August 15, 1990. The Trusts may offer separate series of shares representing interests in separate portfolios of securities. The Trusts changed their name from The Biltmore Funds and The Biltmore Municipal Funds, respectively on July 31, 1997. Each Board of Trustees (together, the Board) has established three classes of shares of the Funds, known as Class A Shares, Class B Shares and Class Y Shares (Shares). This SAI relates to all three classes of Shares.

------------------------------------------------     ---------------------------
THE WACHOVIA FUNDS CURRENTLY OFFER THE SHARES THE WACHOVIA MUNICIPAL FUNDS CURRENTLY SHARES FOLLOWING PROFESSIONALLY MANAGED, OFFER THE FOLLOWING PROFESSIONALLY DIVERSIFIED PORTFOLIOS: MANAGED, NON-DIVERSIFIED PORTFOLIOS:




------------------------------------------------     --------------------------------------------------
Wachovia Equity Fund                     A,B,Y       Wachovia Georgia Municipal Bond Fund       A,Y
(Equity Fund)                                        (Georgia Municipal Bond Fund)

------------------------------------------------     --------------------------------------------------
------------------------------------------------     --------------------------------------------------
Wachovia Quantitative Equity Fund        A,B,Y       Wachovia North Carolina  Municipal Bond    A,Y
(Quantitative Equity Fund)                           Fund

                                                     (North Carolina Municipal Bond Fund)

------------------------------------------------     --------------------------------------------------
------------------------------------------------     --------------------------------------------------
Wachovia Growth & Income Fund             A,Y        Wachovia South Carolina  Municipal Bond    A,Y
(Growth & Income Fund)                               Fund

                                                     (South Carolina Municipal Bond Fund)

------------------------------------------------     --------------------------------------------------
------------------------------------------------     --------------------------------------------------
Wachovia Equity Index Fund                A,Y        Wachovia Virginia Municipal Bond Fund      A,Y
(Equity Index Fund)                                  (Virginia Municipal Bond Fund)

------------------------------------------------     --------------------------------------------------
------------------------------------------------
Wachovia Special Values Fund             A,B,Y
(Special Values Fund)

------------------------------------------------
------------------------------------------------
Wachovia Emerging Markets Fund            A,Y
(Emerging Markets Fund)

------------------------------------------------
------------------------------------------------
Wachovia Balanced Fund                   A,B,Y
(Balanced Fund)

------------------------------------------------
------------------------------------------------
Wachovia Fixed Income Fund               A,Y*
(Fixed Income Fund)

------------------------------------------------
------------------------------------------------
Wachovia Intermediate Fixed Income Fund   A,Y
(Intermediate Fixed Income Fund

------------------------------------------------
------------------------------------------------
Wachovia Short-Term Income Fund           A,Y
(Short-Term Income Fund)

------------------------------------------------

*As of ____, Fixed Income Fund no longer offers Class B Shares.

================================================================================

SECURITIES IN WHICH THE FUNDS INVEST

================================================================================
Following tables indicate which types of securities are a:

o       P = PRINCIPAL investment of a Fund; (shaded in chart)

o       A = ACCEPTABLE (but not principal) investment of a Fund; or

o       N = NOT AN ACCEPTABLE investment of a Fund.

MUNICIPAL FUNDS



-------------------------------------------------------------------------------------------------------
SECURITIES                               GEORGIA      NORTH CAROLINA   SOUTH CAROLINA     VIRGINIA
                                      MUNICIPAL BOND  MUNICIPAL BOND   MUNICIPAL BOND  MUNICIPAL BOND

                                           FUND            FUND             FUND            FUND

-------------------------------------
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BANK INSTRUMENTS                            A                A               A                A

-------------------------------------------------------------------------------------------------------
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COMMERCIAL PAPER7                           A                A               A                A

-------------------------------------------------------------------------------------------------------
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DEMAND MATER NOTES                          A                A               A                A

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES             A                A               A                A

-------------------------------------------------------------------------------------------------------
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MONEY MARKET INSTRUMENTS                    A                A               A                A

-------------------------------------
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MUNICIPAL SECURITIES9                       P                P               P                P

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REPURCHASE AGREEMENTS                       A                A               A                A

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RESTRICTED AND ILLIQUID SECURITIES12        A                A               A                A

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SECURITIES OF OTHER INVESTMENT              A                A               A                A

COMPANIES

                                     ------------------------------------------------------------------
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U.S. GOVERNMENT OBLIGATIONS                 A                A               A                A

                                     ------------------------------------------------------------------
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VARIABLE RATE DEMAND NOTES                  A                A               A                A

-------------------------------------
                                     ------------------------------------------------------------------
WHEN-ISSUED TRANSACTIONS                    A                A               A                A

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EQUITY FUNDS

-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
SECURITIES                       EQUITY      QUANTITATIVE  GROWTH &   EQUITY      SPECIAL    EMERGING
                                    FUND     EQUITY FUND   INCOME     INDEX FUND  VALUES     MARKETS

                                                             FUND                   FUND       FUND8

--------------------------------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
AMERICAN DEPOSITORY RECEIPTS1        A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
BANKING INSTRUMENTS                  A            A            A          A           A          A
--------------------------------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
COMMERCIAL PAPER7                    A            A            A          A           A          A
--------------------------------                                                             ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
COMMON STOCKS                        P            P            P          P           P          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
--------------------------------                                                             ----------
CONVERTIBLE SECURITIES               A            A            A          A           A          A
--------------------------------                                                             ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
CORPORATE DEBT OBLIGATIONS6          A            A            A          N           A          A
-------------------------------- ----------- ------------- ---------- -----------            ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
EMERGING MARKET SECURITIES           N            N            N          N           N          P
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
--------------------------------             ------------- ---------- -----------            ----------
EUROPEAN DEPOSITORY RECEIPTS         A            A            A          N           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
FOREIGN CURRENCY TRANSACTIONS4       N            N            N          N           N          A
--------------------------------             ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
FOREIGN SECURITIES1                  A            A            A          A           A          P
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
FUTURES AND OPTIONS                  A            A            A          A           A          A
TRANSACTIONS

-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
--------------------------------             ------------- ---------- ----------- ---------- ----------
GLOBAL DEPOSITORY RECEIPTS           A            A            A          N           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
HIGH-YIELD SECURITIES2               N            N            N          N           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
--------------------------------             ------------- ---------- ----------- ---------- ----------
INDEX PARTICIPATION CONTRACTS5       N            N            N          A           N          N
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
LENDING OF PORTFOLIO SECURITIES      A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
MASTER LIMITED PARTNERSHIPS          N            N            N          N           A          N
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
MONEY MARKET INSTRUMENTS             A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
MORTGAGE-BACKED SECURITIES10         N            N            N          N           N          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
OPTIONS ON FINANCIAL FUTURES         A            A            A          N           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
OVER-THE-COUNTER OPTIONS             A            A            A          N           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
PREFERRED STOCKS                     A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
REPURCHASE AGREEMENTS                A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
RESTRICTED AND ILLIQUID              A            A            A          A           A          A
SECURITIES12
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
REVERSE REPURCHASE AGREEMENTS        A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
SECURITIES OF OTHER INVESTMENT       A            A            A          A           A          A
COMPANIES

-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
STOCK INDEX FUTURES AND              A            A            A          A           A          A
Options3
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
TEMPORARY INVESTMENTS                A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
U.S. GOVERNMENT OBLIGATIONS          A            A            A          A           A          A
--------------------------------             ------------- ---------- -----------            ----------
-------------------------------- -----------                                      ---------- ----------
VARIABLE RATE DEMAND NOTES           A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
--------------------------------                                                  ---------- ----------
WARRANTS                             A            A            A          A           A          A
                                                                                             ----------
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------
WHEN-ISSUED TRANSACTIONS             A            A            A          A           A          A
-------------------------------- ----------- ------------- ---------- ----------- ---------- ----------

INCOME FUNDS

---------------------------------------- --------------- --------------- --------------- --------------
SECURITIES                               BALANCED FUND    FIXED INCOME    INTERMEDIATE    SHORT-TERM
                                                              FUND        FIXED INCOME   FIXED INCOME

                                                                              FUND           FUND

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
AMERICAN DEPOSITORY RECEIPTS1                  A               N               N               N

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
ASSET-BACKED SECURITIES11                      A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
BANK INSTRUMENTS                               A               A               A               A

----------------------------------------                 --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
COMMERCIAL PAPER7                              A               A               A               A

----------------------------------------                 --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
COMMON STOCKS                                  P               N               N               N

----------------------------------------
---------------------------------------- --------------- --------------- --------------- --------------
CONVERTIBLE SECURITIES                         A               A               A               A

----------------------------------------
---------------------------------------- --------------- --------------- --------------- --------------
CORPORATE DEBT OBLIGATIONS6                    P               P               P               P

---------------------------------------- --------------- --------------- --------------- --------------
----------------------------------------
DEMAND MASTER NOTES                            A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
----------------------------------------
FOREIGN SECURITIES1                            A               A               A               A

----------------------------------------
---------------------------------------- --------------- --------------- --------------- --------------
FUTURES AND OPTIONS TRANSACTIONS               A               A               A               A

----------------------------------------
---------------------------------------- --------------- --------------- --------------- --------------
FUTURES ON FOREIGN GOVERNMENT DEBT             A               A               A               A

OBLIGATIONS

---------------------------------------- --------------- --------------- --------------- --------------
----------------------------------------
PREFERRED STOCKS                               A               N               N               N

---------------------------------------- --------------- --------------- --------------- --------------
REPURCHASE AGREEMENTS                          A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------





---------------------------------------- --------------- --------------- --------------- --------------
SECURITIES                               BALANCED FUND    FIXED INCOME    INTERMEDIATE    SHORT-TERM
                                                              FUND        FIXED INCOME   FIXED INCOME

                                                                              FUND           FUND

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
RESTRICTED AND ILLIQUID SECURITIES12           A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
REVERSE REPURCHASE AGREEMENTS                  A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
SECURITIES OF OTHER INVESTMENT                 A               A               A               A

COMPANIES

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
STOCK INDEX FUTURES AND OPTIONS3               A               N               N               N

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
STRIPPED MORTGAGE-BACKED SECURITIES            A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
TEMPORARY INVESTMENTS                          A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
U.S. GOVERNMENT OBLIGATIONS                    A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------
---------------------------------------- --------------- --------------- --------------- --------------
VARIABLE RATE DEMAND NOTES                     A               A               A               A

----------------------------------------                                                 --------------
---------------------------------------- --------------- --------------- --------------- --------------
WARRANTS                                       A               A               A               A

----------------------------------------                                                 --------------
---------------------------------------- --------------- --------------- --------------- --------------
WHEN-ISSUED TRANSACTIONS                       A               A               A               A

---------------------------------------- --------------- --------------- --------------- --------------

1. Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, and Balanced Fund may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs). 2. Securities are rated Baa or lower by Moody's or BBB or lower by S&P. Each Fund will not invest more than 35% of its total assets in such securities. 3. Not more than 20% of each Funds assets will be invested. The Funds will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions as applicable. 4. No more than 30% of the Fund's assets will be committed to forward contracts at any time. This restriction does not include forward contracts entered into to settle securities transactions. 5. The value of these contracts together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. 6. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. Each of the Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Index Fund may invest up to 5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser.
7. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser. 8. The fixed income and equity securities in which the Fund invests will be rated B or better by Moody's or S&P at the time of purchase. 9. State Municipal Securities are subject to one or more of the following quality standards: rated A or better by Moody's or S&P; up to 5% of total assets rated Baa by Moody's or BBB by S&P; insured by a municipal bond insurance company rated AAA by S&P or Aaa by Moody's; secured by an irrevocable escrow of direct obligations of the U.S. government; or of comparable quality as determined by the investment adviser. 10. Collateralized Mortgage Obligations must be rated AAA or better or of comparable quality as determined by the investment adviser. Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Income Fund each may invest up to 5% of its assets in CMOs rated Baa or better by Moody's or Baa or better by S&P. 11. Rated A or better by Moody's or S&P. Each Fund (except the Balanced Fund) may also invest up to 5% of its assets in securities rated Baa or better by Moody's or BBB by S&P. 12. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.
SECURITIES DESCRIPTIONS AND TECHNIQUES EQUITY SECURITIES Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security. INTERESTS IN OTHER LIMITED LIABILITY COMPANIES Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. REAL ESTATE INVESTMENT TRUSTS (REITS) REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. WARRANTS Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the MARKET RISKS of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which a Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the MARKET and PREPAYMENT RISKS of these mortgage backed securities. CORPORATE DEBT SECURITIES Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the MARKET and CREDIT RISKS as compared to other debt securities of the same issuer. DEMAND INSTRUMENTS Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages. COLLATERALIZED MORTGAGE OBLIGATIONS
    (CMOS) CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different PREPAYMENT AND MARKET RISKS for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against MARKET RISKS. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased PREPAYMENT risks depends upon the structure of the CMOs. IOs, POs, and Inverse Floaters are among the most VOLATILE investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. ASSET BACKED SECURITIES Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs. Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some PREPAYMENT RISKS, they generally do not present the same degree of risk as mortgage backed securities. ZERO COUPON SECURITIES Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the MARKET and CREDIT RISKS of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. BANK INSTRUMENTS Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. INSURANCE CONTRACTS Insurance contracts include guaranteed investment contracts, funding agreements and annuities. A Fund may treat these contracts as fixed income securities. CREDIT ENHANCEMENT Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics. TAX EXEMPT SECURITIES Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    GENERAL OBLIGATION BONDS

    General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. SPECIAL REVENUE BONDS Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

        PRIVATE ACTIVITY BONDS

        Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).

    TAX INCREMENT FINANCING BONDS

    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. MUNICIPAL NOTES Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. VARIABLE RATE DEMAND INSTRUMENTS Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. MUNICIPAL LEASES Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility. The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:
o       it is  organized  under the laws of, or has a principal  office  located in, another country;

o       the principal  trading market for its securities is in another  country;

    or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to CURRENCY RISKS and RISKS OF FOREIGN investing. Trading in certain foreign markets is also subject to LIQUIDITY risks.

    DEPOSITARY RECEIPTS

    Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
    (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including CURRENCY RISKS and RISKS OF FOREIGN INVESTING. FOREIGN EXCHANGE CONTRACTS In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to CURRENCY RISKS. FOREIGN GOVERNMENT SECURITIES Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and CURRENCY RISKS, and may also expose the Fund to LIQUIDITY and LEVERAGE RISKS. OTC contracts also expose the Fund to CREDIT RISKS in the event that a counterparty defaults on the contract. A Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. OPTIONS Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A Fund, except the Wachovia Municipal Funds may engage in one or more of the following: Buy put options on their portfolio securities in anticipation of a decrease in the value of the underlying asset or buy put options on financial futures contracts to protect portfolio securities . Write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration in order to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions. HYBRID INSTRUMENTS Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater MARKET RISKS than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to LEVERAGE RISKS or carry LIQUIDITY RISKS.

SPECIAL TRANSACTIONS
    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to CREDIT RISKS. REVERSE REPURCHASE AGREEMENTS Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to CREDIT RISKS. In addition, reverse repurchase agreements create LEVERAGE RISKS because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. WHEN ISSUED TRANSACTIONS When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create MARKET RISKS for the Fund. When issued transactions also involve CREDIT RISKS in the event of a counterparty default.

        TO BE ANNOUNCED SECURITIES (TBAS)

        As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase MARKET RISKS because the underlying mortgages may be less favorable than anticipated by the Fund.

    DOLLAR ROLLS

    Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to MARKET RISKS AND CREDIT RISKS. SECURITIES LENDING A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to MARKET RISKS and CREDIT risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. INVESTMENT RISKS STOCK MARKET RISKS o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

o The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

O Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

o A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

CURRENCY RISKS

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

O The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

LEVERAGE RISKS

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.
RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

TAX RISKS

o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

INVESTMENT LIMITATIONS

        SELLING SHORT AND BUYING ON MARGIN

        The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The Short-Term Fixed Income Fund will not sell any securities short or purchase any securities on margin, other than in connection with put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The Fixed Income Fund,
        Intermediate Fixed Income Fund, Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund, as permitted by its investment objective and policies.. The Funds (except for the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund) will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. PLEDGING ASSETS The Equity Fund, Growth & Income Fund, Quantitative Equity Fund, and Special Values Fund, Equity Index Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-term Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis. The Emerging Markets Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, South Carolina Municipal Bond Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge. INVESTING IN REAL ESTATE The Funds (except the Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell real estate, although a Fund may invest in municipal bonds secured by real estate or interests in real estate. INVESTING IN COMMODITIES The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Wachovia Funds may engage in transactions involving futures contracts and related options. UNDERWRITING The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations. DIVERSIFICATION OF INVESTMENTS With respect to securities comprising 75% of the value of its total assets, the Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. CONCENTRATION OF INVESTMENTS The Wachovia Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities. The Wachovia Municipal Funds will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. A Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. LENDING CASH OR SECURITIES The Equity Fund,
        Growth & Income Fund and Special Values Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund will not lend any of their assets except portfolio securities, the market value of which do not exceed one-third of the value of a Fund's total assets. The Quantitative Equity Fund and Emerging Markets Fund will not lend any of their assets except portfolio securities. This shall not prevent the above Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations. The Equity Index Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not lend any assets except portfolio securities The South Carolina Municipal Bond Fund may not lend any assets except portfolio securities up to one-third of the value of its total assets. The Funds may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with each Fund's investment objective, policies, limitations and the Trust's Declaration of Trust. INVESTING IN RESTRICTED SECURITIES The South Carolina Municipal Bond Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. DEALING IN PUTS AND CALLS The South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

        INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

However,the  Equity  Index  Fund may  invest  in  Standard  & Poor's  Depository
        Receipts (SPDRs), which represent interests in the portfolio of securities held by a unit investment trust, a type of investment company. SPDRs trade like shares of common stock on the American Stock Exchange and are intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index. The Fund's purchase of SPDRs are subject to the 3%, 5% and 10% limitations described above and secondary market purchases and sales are subject to ordinary brokerage commissions. INVESTING IN RESTRICTED SECURITIES The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees. INVESTING IN ILLIQUID SECURITIES The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid. INVESTING IN PUT OPTIONS The Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond
        Fund) will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these. WRITING COVERED CALL OPTIONS The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. INVESTING IN WARRANTS The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. PURCHASING SECURITIES TO EXERCISE CONTROL The Funds will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." The Funds did not borrow money in excess of 5% of the value of their total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. DETERMINING MARKET VALUE OF SECURITIES Market values of the Funds' portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN  SECURITIES.  Trading in foreign  securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).

In computing its net asset value (NAV),  the Fund values  foreign  securities at the latest  closing  price on the exchange on which they are traded  immediately prior to the closing of the NYSE.  Certain foreign  currency  exchange rates may also be  determined  at the  latest  rate  prior  to the  closing  of the  NYSE.

Foreign securities quoted in foreign currencies are translated into U.S.

dollars at current  rates.  Occasionally,  events that affect  these  values and exchange  rates may occur  between  the times at which they are  determined  and the  closing  of the  NYSE.  If such  events  materially  affect  the  value  of portfolio  securities,  these  securities  may be valued at their  fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

================================================================================

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS. Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT   PURCHASES.   You   can   combine   concurrent   purchases   of  the
corresponding  Share  class of two Funds in  calculating  the  applicable  sales charge.

LETTER OF INTENT. You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

REINVESTMENT PRIVILEGE. You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

        following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

representing  minimum  required  distributions  from  an  Individual  Retirement
    Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

        which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

        representing up to 10% of the value of Class B Shares subject to a Systematic Withdrawal Program;

        of Shares that represent a reinvestment within 90 days of a previous redemption that was assessed a CDSC;

        of Shares held by the Trustees, employees, and sales representatives of the Fund, the investment adviser, the Distributor and their affiliates; employees of any financial intermediary that sells Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and

        of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW ARE THE FUNDS SOLD?

================================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary.

RULE 12B-1 PLAN

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated Investors and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.

HOW TO BUY SHARES

================================================================================

PURCHASES AT NET ASSET VALUE

Class A Shares of a Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Adviser's act of 1940, purchasing on behalf of their clients, by Wachovia Bank, or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by one of the Funds, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

THROUGH A RETIREMENT PROGRAM

Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves as administrator. Purchases made by or through a Delaware/Wachovia Qualified Retirement Plan (Retirement Plan) which have in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The Wachovia Funds that are available through the Retirement Plan and purchases made by companies participating in the Retirement Plan that have at least 100 employees will be made at NAV, without the imposition of the sales charge otherwise provided in the table above. Participants in any retirement plan that is not administered by Wachovia and that has an aggregate investment of over $500,000 in the Wachovia Funds may also purchase at NAV. Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as "Institutional Solutions" marketed by Delaware Investment and Retirement Services, Inc. EXCHANGING SECURITIES FOR SHARES You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

================================================================================

QUALIFIED RETIREMENT PLAN PARTICIPANTS

Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:
        exchange all or part of their Class A Shares of other eligible  Delaware

    Funds, as well as Eligible Wachovia Funds at NAV; and

        exchange all or part of their Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware Funds, at NAV.

However,  a participant in any Retirement Plan that has an aggregate  investment of $1 million  or less in the  Eligible  Funds who  exchanges  into an  Eligible

Fund from the Money Fund must pay the applicable  front-end  sales charge at the time  of the  exchange  (unless  the  Money  Fund  shares  were  acquired  in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).

HOW TO REDEEM SHARES

================================================================================

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

================================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of [DATE], the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]-TO COME

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

================================================================================

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trusts' other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

Shareholders of The Wachovia Municipal Funds are not required to pay federal regular income tax on any dividends received from these Funds that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, INCLUDING private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend TO municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.

Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.

GEORGIA AND NORTH CAROLINA TAXES

Under existing Georgia and North Carolina laws, shareholders of the Georgia Municipal Bond Fund and North Carolina Municipal Bond Fund will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or (ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

SOUTH CAROLINA TAXES

Under current South Carolina law, shareholders of the South Carolina Municipal Bond Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

VIRGINIA TAXES

Distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Fund as interest from Virginia MUNICIPAL Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.

OTHER STATE AND LOCAL TAXES

Income from The Wachovia Municipal Funds is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, or the Commonwealth of Virginia, respectively, or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

================================================================================

BOARDS OF TRUSTEES

The Boards are responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trusts, principal occupations for the past five years, total compensation received as a Trustee from the Trusts for their most recent fiscal year. The Wachovia Funds are comprised of fourteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

As of February 1, 1999, the Funds' Boards and Officers as a group owned less than 1% of the Funds' outstanding Class A, B and Y Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




---------------------------- ---------------------------------------------------------    ---------------
           NAME                            OCCUPATIONS FOR PAST 5 YEARS                     AGGREGATE
         BIRTHDATE                                                                         COMPENSATION
          ADDRESS                                                                           FROM FUND
   POSITION WITH TRUSTS                                                                      COMPLEX

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
JAMES A. HANLEY              Retired;   Vice   President   and   Treasurer,    Abbott     $
August 13, 1931              Laboratories (health care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
SAMUEL E. HUDGINS            Hudgins Consulting, LLC (independent consultant);            $
March 4, 1929                President, Percival Hudgins & Company, LLC (investment
715 Whitemere Court, N.W.    bankers/financial consultants) (until September 1997);

Atlanta, GA                  Director, Atlantic American Corporation (insurance
Trustee                      holding company).

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
J. BERKELY INGRAM, JR.       Real estate investor and partner; formerly, Vice             $
April 17, 1924               Chairman, Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village

Winston-Salem, NC
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
D. DEAN KAYLOR               Retired; Executive Vice President and Chief Financial        $
June 29, 1930                Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and
2835 Greenbriar              bank holding company) (until 1990).
Harbor Springs, MI
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
ALVIN J. SCHEXNIDER, PH.D.   Chancellor, Winston-Salem State University                   $
May 26, 1945
5005 Marble Arch Road
Winston-Salem, NC 27104
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
CHARLES S. WAY, JR.*         President and CEO, The Beach Company and its various         $

December 18, 1937            affiliated companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
JOHN W. MCGONIGLE            President and Chief Executive Officer, Federated             $
October 26, 1938             Investors Management Company; Executive Vice President,
Federated Investors Tower    Secretary, General Counsel, and Trustee, Federated
Pittsburgh, PA               Investors; Trustee, Federated Advisers, Federated
President and Treasurer      Management, Federated Research, and Federated Services

                Company; and Director, Federated Securities Corp.

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
CHARLES L. DAVIS, JR.        Vice President, Federated Services Company.                  $
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice      President     and
Assistant Treasurer

---------------------------- ---------------------------------------------------------    ---------------





---------------------------- ---------------------------------------------------------    ---------------
PETER J.  GERMAIN  Senior Vice  President  and Director of  Proprietary  Funds $
September  3,  1959  Services,  Federated  Services  Company;  formerly,  Senior
Federated Investors Tower Corporate Counsel, Federated Services Company.

Pittsburgh, PA
Secretary

---------------------------- ---------------------------------------------------------    ---------------

INVESTMENT ADVISER

The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia Bank, N.A.

The investment adviser shall not be liable to the Trusts, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trusts.

SUB ADVISER. The Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the investment adviser and Twin Capital Management, Inc. (Twin Capital or the Sub-Adviser), Twin Capital furnishes certain investment advisory services to the investment adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the investment adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser, Twin Capital is entitled to receive an annual fee of $55,000 payable by the investment adviser in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the investment adviser. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions and pension and profit-sharing plans. As of December 31, 1998, Twin Capital furnished services, substantially similar to the services to the investment adviser, to other accounts with assets in excess of $1 billion. The Sub-Adviser is controlled by Geoffrey Gerber, its President.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

For the fiscal year ended November 30, 1998, the Funds' adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_____ for which the Fund paid $_____ in brokerage commissions.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the Trusts (excluding Wachovia Prime Cash Management
Fund) as specified below:

                MAXIMUM                            AVERAGE AGGREGATE DAILY NET

            ADMINISTRATIVE FEE                        ASSETS OF THE FUNDS
               .10 of 1%                              on the first $3.5 billion
               .06 of 1%                           on  assets  in excess of $3.5

billion

CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP is the independent public accountant for the Fund.

SHAREHOLDER SERVICES

The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

FEES PAID BY THE FUNDS FOR SERVICES

--------------------------------- ----------------------------------------------
FUNDS                               FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998
                                  ----------------------------------------------
                                  ---------------- -----------------------------
                                     12B-1 FEE        SHAREHOLDER SERVICES FEE

                                  ---------------- -----------------------------
                                  ---------------- --------------- -------------
                                  CLASS B SHARES   CLASS A SHARES CLASS B SHARES

--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
EQUITY FUND                              $               $                $
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
QUANTITATIVE EQUITY FUND                 $               $                $
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
GROWTH & INCOME FUND(A)                 N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
EQUITY INDEX FUND                       N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
SPECIAL VALUES FUND                     N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
EMERGING MARKETS FUND                   N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
BALANCED FUND                            $               $                $
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
FIXED INCOME FUND                        $               $                $
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
INTERMEDIATE FIXED INCOME               N/A              $               N/A
FUND(A)

--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
SHORT-TERM FIXED INCOME FUND            N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
GEORGIA MUNICIPAL BOND FUND             N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
NORTH CAROLINA MUNICIPAL BOND           N/A              $               N/A
FUND

--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
SOUTH CAROLINA MUNICIPAL BOND           N/A              $               N/A
FUND

--------------------------------- ---------------- --------------- -------------
--------------------------------- ---------------- --------------- -------------
VIRGINIA MUNICIPAL BOND FUND(A)         N/A              $               N/A
--------------------------------- ---------------- --------------- -------------
(a) Figures for the period from March 27, 1998 to November 30, 1998.




--------------------- ------------------------------ -------------------------- --------------------------
FUND                       ADVISORY FEE PAID/          BROKERAGE COMMISSIONS     ADMINISTRATIVE FEE PAID
                           ADVISORY FEE WAIVED                 PAID

                                                     -------------------------- --------------------------
                      ------------------------------ -------------------------- --------------------------
                        FOR   THE FISCAL  YEAR  ENDED FOR THE FISCAL  YEAR ENDED
                              FOR THE FISCAL YEAR ENDED  NOVEMBER  30,  NOVEMBER
                              30, NOVEMBER 30,

                      ------------------------------ -------------------------- --------------------------
                     -------------------------------------------------------------------------------------
                       1998      1997       1996      1998     1997     1996     1998     1997     1996
---------------------
                     -------------------------------------------------------------------------------------
EQUITY FUND          $        $1,230,414 $1,003,098 $        $197,705 $252,493 $        $147,147 $124,288
                     $        $119,625   $107,888
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY  $        $1,345,445 $984,868   $        $136,576 $165,434 $        $160,933 $121,949
FUND                 $        $146,406   $100,131
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
GROWTH & INCOME      $        N/A        N/A        $        N/A      N/A      $        N/A      N/A
FUND(A)              $
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EQUITY INDEX  FUND   $        $808,170   $616,302   $        $12,595  $15,333  $        $225,519 $178,161
                     $        $61,816    $88,233
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SPECIAL VALUES FUND  $        $766,650   $324,764   $        $206,032 $155,248 $        $80,170  $35,122
                     $        $15,052    $76,655
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EMERGING MARKETS     $        $1,604,745 $1,006,829 $        $846,113 $538,172 $        $134,379 $87,231
FUND                 $        $0         $1,057
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
BALANCED FUND        $        $1,986,263 $1,588,214 $        $238,931 $269,729 $        $237,616 $196,750
                     $        $446,571   $352,189
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
FIXED INCOME FUND    $        $1,123,245 $1,047,666 $        $0       $0       $        $156,900 $151,450
                     $        $205,339   $177,507
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED   $        N/A        N/A        $        N/A      N/A      $        N/A      N/A
INCOME FUND(A)       $
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHORT-TERM FIXED     $        $632,994   $649,181   $        $0       $0       $        $96,093  $102,429
INCOME FUND          $        $224,696   $211,508
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL    $        $113,578   $84,212    $        $0       $0       $        $12,683  $9,732
BOND FUND            $        $113,578   $78,762
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NORTH CAROLINA       $        $365,397   $210,288   $        $0       $0       $        $40,794  $24,266
MUNICIPAL BOND FUND  $        $208,414   $176,041
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SOUTH CAROLINA       $        $767,628   $743,153   $        $0       $0       $        $85,740  $86,019
MUNICIPAL BOND FUND  $        489,271    $500,413
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
VIRGINIA MUNICIPAL   $        N/A        N/A        $        N/A      N/A      $        N/A      N/A
BOND FUND(A)         $
----------------------------------------------------------------------------------------------------------


(a) Figures for the period from March 27, 1998 to November 30, 1998.

Fees are  allocated  among Classes based on their pro rata share of Fund assets,

except for marketing  (Rule 12b-1) fees and  shareholder  services  fees,  which are borne only by the applicable Class of Shares. Class Y Shares do not incur 12b-1 fees or shareholder services fees.

HOW DO THE FUNDS MEASURE PERFORMANCE?

================================================================================

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE INFORMATION FOR PREDECESSOR MUTUAL FUNDS The Growth & Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund (Successor Funds) are the successors to portfolios of the MarketWatch Funds, which were previously managed by the investment adviser. On March 27, 1998, the assets and liabilities of the respective MarketWatch Funds were transferred to the Successor Funds in exchange for each Fund's shares, respectively. The investment adviser has represented that each Successor Fund's investment objective, policies and limitations are in all material respects equivalent to those of the respective MarketWatch Fund.

Quoted performance data for these Funds includes the performance of the Successor Funds for periods after the past performance data shown below is not necessarily indicative of the Successor Funds' future performance. The MarketWatch Funds did not offer separate classes of shares and were subject to different expenses, and therefore, performance may vary.





---------------------- --------------------------------------------- ------------------------------------------
FUND                           AVERAGE ANNUAL TOTAL RETURN                             YIELD
                         for the following periods ended November          for the 30-day period ended November 30, 1998
                                        30, 1998
                       --------------------------------------------- ------------------------------------------
                       --------------- -------------- -------------- ------------- ------------ ---------------
                       CLASS A SHARES     CLASS B        CLASS Y       CLASS A       CLASS B    CLASS Y SHARES

                          One Year        SHARES         SHARES         SHARES       SHARES

                         Five Year       One Year       One Year
                           Since         Five Year     Five Years

                         Inception         Since          Since
                                         Inception      Inception

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
EQUITY FUND            %               %              %                   %             %             %
                       %               N/A            N/A
                       %(a)            %(g)           %(g)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
QUANTITATIVE EQUITY    %               %              %                   %             %             %
FUND                   N/A             N/A            N/A
                       %(b)            %(g)           %(g)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
GROWTH & INCOME FUND   %               N/A            N/A                 %            N/A            %
                       %                              N/A
                       %(c)                           %(h)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
EQUITY INDEX FUND      %               N/A            %                   %            N/A            %
                       %                              N/A
                       %(a)                           %(g)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
SPECIAL VALUES FUND    %               N/A            %                   %            N/A            %
                       %                              N/A
                       %(a)                           %(g)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
EMERGING MARKETS FUND  %               N/A            %                   %            N/A            %
                       N/A                            N/A
                       %(d)                           %(g)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
BALANCED FUND          %               %              %                   %             %             %
                       %               N/A            N/A
                       %(a)            %(g)           %(g)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
FIXED INCOME FUND      %               %              %                   %             %             %
                       %               %              %
                       %(a)            %(g)           %(g)
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
INTERMEDIATE FIXED     %               N/A            N/A                 %            N/A            %
INCOME FUND            %                              N/A
                       %(c)                           %(h)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
SHORT-TERM FIXED       %               N/A            %                   %            N/A            %
INCOME FUND            %                              N/A
                       %(a)                           %(g)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
GEORGIA MUNICIPAL      %               N/A            %                   %            N/A            %
BOND FUND              N/A                            N/A
                       %(d)                           %(g)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
NORTH CAROLINA         %               N/A            %                   %            N/A            %
MUNICIPAL BOND FUND    N/A                            N/A
                       %(d)                           %(g)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
SOUTH CAROLINA         %               N/A            %                   %            N/A            %
MUNICIPAL BOND FUND    N/A                            N/A
                       %(e)                           %(g)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
---------------------- --------------- -------------- -------------- ------------- ------------ ---------------
VIRGINIA MUNICIPAL     %               N/A            N/A                 %            N/A            %
BOND FUND              %                              N/A
                       %(f)                           %(h)

---------------------- --------------- -------------- -------------- ------------- ------------ ---------------

(a) May 10,  1993;  (b) March 28, 1994;  (c) January 29, 1993;  (d) December 26,
1994;  (e) January 11, 1991;  (f) February 1, 1993; (g) July 22, 1996; (h) March
29, 1998

--------------------- ---------------------------------------------
FUND                              TAX-EQUIVALENT YIELD
                        for the 30-day period ended November 30,

                                          1998

                      ---------------------------------------------
                      ---------------------
                         CLASS A SHARES         CLASS Y SHARES

--------------------- --------------------- -----------------------
                      ---------------------
GEORGIA MUNICIPAL              %                      %
BOND FUND

--------------------- --------------------- -----------------------
--------------------- --------------------- -----------------------
NORTH CAROLINA                 %                      %
MUNICIPAL BOND FUND

--------------------- --------------------- -----------------------
--------------------- --------------------- -----------------------
SOUTH CAROLINA                 %                      %
MUNICIPAL BOND FUND

--------------------- --------------------- -----------------------
--------------------- --------------------- -----------------------
VIRGINIA MUNICIPAL             %                      %
BOND FUND

--------------------- --------------------- -----------------------

TAX EQUIVALENCY TABLES-THE WACHOVIA MUNICIPAL FUNDS Set forth below are sample tax-equivalency tables that may be used in advertising and sales literature. The tables are for illustrative purposes only and is not representative of past or future performance of a Fund. The interest earned by the municipal securities owned by a Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




------------------------------------------------------------------------------------------------
                               TAXABLE YIELD EQUIVALENT FOR 1998
                                       STATE OF GEORGIA

------------------------------------------------------------------------------------------------
TAX BRACKET:

FEDERAL COMBINED                 15.00%        28.00%       31.00%        36.00%         39.60%
COMBINED FEDERAL AND STATE       21.00%        34.00%       37.00%        42.00%         45.60%
--------------------------- ------------ ------------- ------------ ------------- --------------
JOINT RETURN                        $1-      $40,101-     $96,901-     $147,701-           OVER
                                 40,100        96,900      147,700       263,750       $263,750
SINGLE RETURN                       $1-      $24,001-     $58,151-     $121,301-           OVER
                                 24,000        58,150      121,300       263,750       $263,750
--------------------------- --------------------------------------------------------------------
     Tax-Exempt Yield                            Taxable Yield Equivalent

--------------------------- --------------------------------------------------------------------
          1.50%                   1.90%         2.27%        2.38%         2.59%          2.76%
          2.00%                   2.53%         3.03%        3.17%         3.45%          3.68%
          2.50%                   3.16%         3.79%        3.97%         4.31%          4.60%
           3.00%                  3.80%         4.55%        4.76%         5.17%          5.51%
          3.50%                   4.43%         5.30%        5.56%         6.03%          6.43%
          4.00%                   5.06%         6.06%        6.35%         6.90%          7.35%
          4.50%                   5.70%         6.82%        7.14%         7.76%          8.27%
          5.00%                   6.33%         7.58%        7.94%         8.62%          9.19%
          5.50%                   6.96%         8.33%        8.73%         9.48%         10.11%
          6.00%                   7.59%        9 .09%        9.52%        10.34%         11.03%
          6.50%                   8.23%         9.85%       10.32%        11.21%         11.95%
          7.00%                   8.86%        10.61%       11.11%        12.07%         12.87%
--------------------------- ------------ ------------- ------------ ------------- --------------





-----------------------------------------------------------------------------------------------
                              TAXABLE YIELD EQUIVALENT FOR 1998
                                   STATE OF NORTH CAROLINA

-----------------------------------------------------------------------------------------------
TAX BRACKET:

FEDERAL COMBINED                 15.00%        28.00%       31.00%        36.00%        39.60%
COMBINED FEDERAL AND STATE       22.00%        35.00%       38.75%        43.75%        47.35%
--------------------------- ------------ ------------- ------------ ------------- -------------
JOINT RETURN                        $1-      $40,101-     $96,901-     $147,701-          OVER
                                 40,100        96,900      147,700       263,750      $263,750
SINGLE RETURN                       $1-      $24,001-     $58,151-     $121,301-          OVER
                                 24,000        58,150      121,300       263,750      $263,750
--------------------------- -------------------------------------------------------------------
     Tax-Exempt Yield                            Taxable Yield Equivalent

--------------------------- -------------------------------------------------------------------
          3.50%                   4.49%         5.38%        5.71%         6.22%         6.65%
          4.00%                   5.13%         6.15%        6.53%         7.11%         7.60%
          4.50%                   5.77%         6.92%        7.35%         8.00%         8.55%
           5.00%                  6.41%         7.69%        8.16%         8.89%         9.50%
          5.50%                   7.05%         8.46%        9.98%         9.78%        10.45%
          6 .00%                  7.69%         9.23%        9.80%        10.67%        11.40%
          6.50%                   8.33%        10.00%       10.61%        11.56%        12.35%
          7.00%                   8.97%        10.77%       11.43%        12.44%        13.30%
          7.50%                   9.62%        11.54%       12.24%        13.33%       14 .25%
          8.00%                  10.26%        12.31%       13.06%        14.22%        15.19%
--------------------------- ------------ ------------- ------------ ------------- -------------





-----------------------------------------------------------------------------------------------
                              TAXABLE YIELD EQUIVALENT FOR 1998
                                   STATE OF SOUTH CAROLINA

-----------------------------------------------------------------------------------------------
TAX BRACKET:

FEDERAL COMBINED                 15.00%        28.00%       31.00%        36.00%        39.60%
COMBINED FEDERAL AND STATE       22.00%        35.00%       38.00%        43.00%        46.60%
--------------------------- ------------ ------------- ------------ ------------- -------------
JOINT RETURN                        $1-      $40,101-     $96,901-     $147,701-          OVER
                                 40,100        96,900      147,700       263,750      $263,750
SINGLE RETURN                       $1-      $24,001-     $58,151-     $121,301-          OVER
                                 24,000        58,150      121,300       263,750      $263,750
--------------------------- -------------------------------------------------------------------
     Tax-Exempt Yield                            Taxable Yield Equivalent

--------------------------- -------------------------------------------------------------------
          2.50%                   3.21%         3.85%        4.03%         4.39%         4.68%
          3.00%                   3.85%         4.62%        4.84%         5.26%         5.62%
          3.50%                   4.49%         5.38%        5.65%         6.14%         6.55%
           4.00%                  5.13%         6.15%        6.45%         7.02%         7.49%
          4.50%                   5.77%         6.92%        7.26%         7.89%         8.43%
          5 .00%                  6.41%         7.69%        8.06%         8.77%         9.36%
          5.50%                   7.05%         8.46%        8.87%         9.65%        10.30%
          6 .00%                  7.69%         9.23%        9.68%        10.53%        11.24%
          6.50%                   8.33%        10.00%       10.48%        11.40%        12.17%
           7.00%                  8.97%        10.77%       11.29%        12.28%        13.11%
--------------------------- ------------ ------------- ------------ ------------- -------------





-----------------------------------------------------------------------------------------------
                              TAXABLE YIELD EQUIVALENT FOR 1998
                                   COMMONWEALTH OF VIRGINIA

-----------------------------------------------------------------------------------------------
TAX BRACKET:

FEDERAL COMBINED                 15.00%        28.00%       31.00%        36.00%        39.60%
COMBINED FEDERAL AND STATE       22.00%        35.00%       38.00%        43.00%        46.60%
--------------------------- ------------ ------------- ------------ ------------- -------------
JOINT RETURN                        $1-      $40,101-     $96,901-     $147,701-          OVER
                                 40,100        96,900      147,700       263,750      $263,750
SINGLE RETURN                       $1-      $24,001-     $58,151-     $121,301-          OVER
                                 24,000        58,150      121,300       263,750      $263,750
--------------------------- -------------------------------------------------------------------
     Tax-Exempt Yield                            Taxable Yield Equivalent

--------------------------- -------------------------------------------------------------------
          2.50%                   3.21%         3.85%        4.03%         4.39%         4.68%
          3.00%                   3.85%         4.62%        4.84%         5.26%         5.62%
          3.50%                   4.49%         5.38%        5.65%         6.14%         6.55%
           4.00%                  5.13%         6.15%        6.45%         7.02%         7.49%
          4.50%                   5.77%         6.92%        7.26%         7.89%         8.43%
          5 .00%                  6.41%         7.69%        8.06%         8.77%         9.36%
          5.50%                   7.05%         8.46%        8.87%         9.65%        10.30%
          6 .00%                  7.69%         9.23%        9.68%        10.53%        11.24%
          6.50%                   8.33%        10.00%       10.48%        11.40%        12.17%
           7.00%                  8.97%        10.77%       11.29%        12.28%        13.11%
--------------------------- ------------ ------------- ------------ ------------- -------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. PERFORMANCE COMPARISONS Advertising and sales literature may include:

o references   to  ratings,   rankings,   and  financial   publications   and/or
  performance comparisons of Shares to certain indices;

o charts,  graphs  and  illustrations  using the Fund's  returns,  or returns in
  general,   that   demonstrate   investment   concepts  such  as   tax-deferred
  compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature. DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE "S&P INDEX"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures. RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. EUROPE, AUSTRALIA, AND FAR EAST ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. INTERNATIONAL FINANCE CORPORATION ("IFC") EMERGING MARKET INDICES are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. The IFC calculates both a "Global" and an "Investable" version of its index. The "Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975. MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDICES are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in Europe, Asia, Latin America and the Middle East/Africa. MSCI calculates a "Global" and a "Free" version of its index. The "Global" version includes companies and countries without regard to their access to foreign investors. The "Free" Index adjusts company and market weights to reflect their accessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets; the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). MERRILL LYNCH COMPOSITE 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith. MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total
returns  for  periods  of  one,  three,   six  and  twelve  months  as  well  as
year-to-date.

MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index,

Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National

Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers

Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage

Corporation; Fannie Mae; Government National Mortgage Association and Student

Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa.

MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the

Merrill Lynch Corporate and Government Index and includes, for example,

mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) and the S&P

500/LEHMAN BROTHERS GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation.

SALOMON BROTHERS AAA-AA CORPORATE index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers

Government/Corporate Bond Index with maturities between 1 and 9.99 years.

Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

SEI BALANCED UNIVERSE is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities. Consulting universes may be composed of pension, profit-sharing,

commingled, endowment/foundation and mutual funds.

LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and

Moody's. Only bonds with a minimum maturity of one year are included.

LEHMAN BROTHERS STATE GENERAL OBLIGATIONS INDEX is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979.

LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three,

and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979.

LEHMAN BROTHERS THREE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000

NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

FINANCIAL INFORMATION

================================================================================

The Financial Statements for the Fund for the fiscal year ended November 30,1998 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 1998.

INVESTMENT RATINGS

================================================================================

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "AAA" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. BAA--Bonds which are rated "BAA" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA--Bonds which are "BA" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA -- Bonds which are rated "CAA" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated "CA" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. STANDARD & POOR'S COMMERCIAL PAPER RATINGS A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS PRIME-1--Issuers rated "PRIME-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o       Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or

o       Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. STANDARD & POOR'S MUNICIPAL BOND RATINGS AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid. D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. STANDARD & POOR'S MUNICIPAL NOTE RATINGS SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest.
SP-3--Speculative capacity to pay principal and interest. MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o       Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o       Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories. MOODY'S INVESTORS SERVICE, INC. SHORT TERM LOAN RATINGS MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

================================================================================
ADDRESSES

================================================================================

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

CLASS A SHARES, CLASS B SHARES, CLASS Y SHARES 101 Greystone Boulevard

                                               SC-9215

                               Columbia, SC 29226

--------------------------------------------------------------------------------

Distributor

FEDERATED SECURITIES CORP.                     Federated Investors Tower

                              1001 Liberty Avenue,

                                               Pittsburgh, Pennsylvania

15222-3779

--------------------------------------------------------------------------------

Investment Adviser

WACHOVIA ASSET MANAGEMENT                      100 North Main Street
                                               Winston-Salem, NC 27101

--------------------------------------------------------------------------------

Custodian

WACHOVIA BANK, N.A.                            100 North Main Street
                                               Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY         Federated Investors Tower

                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Independent Auditors

ERNST & YOUNG LLP                              One Oxford Centre

                              Pittsburgh, PA 15219

--------------------------------------------------------------------------------

                               THE WACHOVIA FUNDS

                      WACHOVIA PRIME CASH MANAGEMENT FUND

                      WACHOVIA TAX-FREE MONEY MARKET FUND

                    WACHOVIA U.S. TREASURY MONEY MARKET FUND

                              Institutional Shares

                                   PROSPECTUS
                               FEBRUARY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
CONTENTS [TO BE COMPLETED]

--------------------------------------------------------------------------------

================================================================================
7

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

================================================================================

WACHOVIA PRIME CASH MANAGEMENT FUND

GOAL: To provide current income consistent with stability of principal and liquidity.

STRATEGY: The Fund pursues its objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The investment adviser uses macroeconomic, credit and market analysis to select portfolio securities. In doing so, it assesses the trend in investment rates, the shape of various yield curves and relative duration.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA TAX-FREE MONEY MARKET FUND

GOAL: To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

STRATEGY: The Fund pursues its objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the municipal yield curve, tax rates and supply.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA U.S. TREASURY MONEY MARKET FUND

GOAL: To provide current income consistent with stability of principal and liquidity.

STRATEGY: The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

INVESTMENT RISKS

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MONEY MARKET RISKS.

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

o A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse affect on a Fund's total return or yield.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

================================================================================

This table describes the fees and expenses that you may pay when you buy, hold, and redeem each Fund's Institutional Shares.




                                                            PRIME CASH        TAX-FREE      U.S. TREASURY

SHAREHOLDER FEES                                            MANAGEMENT      MONEY MARKET     MONEY MARKET
Fees Paid Directly From Your Investment                        FUND             FUND             FUND

                                                          ---------------  ---------------  ---------------
Maximum Sales Charge (Load) Imposed on Purchases               None             None             None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                           None             None             None

(as a percentage of original purchase price or redemption proceeds, as applicable)

Maximum Sales Charge (Load) Imposed on Reinvested              None             None             None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed, if         None             None             None
applicable)
Exchange Fee                                                   None             None             None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee                                                0.09%%           0.05%            0.09%
Distribution (12b-1) Fee                                       None             None             None
Shareholder Services Fee                                       None             None             None
Other Expenses                                                  %                %                %
Total Annual Fund Operating Expenses                            %                %                %
--------------------------------------------------------  ---------------  ---------------  ---------------

EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    PRIME CASH    TAX-FREE  U.S. TREASURY

----------------------------------- MANAGEMENT     MONEY     MONEY MARKET

                                       FUND     MARKET FUND      FUND

-----------------------------------
EXPENSES ASSUMING NO REDEMPTIONS

ONE YEAR                                 $           $            $
------------------------------------
THREE YEARS                              $           $            $
------------------------------------
FIVE YEARS                               $           $            $
------------------------------------
TEN YEARS                                $           $            $

WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

================================================================================

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. The Tax-Free Fund may invest in such taxable municipal securities.

U.S. TREASURY OBLIGATIONS are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

BANK INSTRUMENTS. Bank instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.

branches of U.S. foreign banks.

TEMPORARY DEFENSIVE INVESTMENTS. The TAX-FREE FUND may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego greater investment returns for the safety of principal.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

================================================================================

BANK INSTRUMENTS RISKS. Bank insurance instruments may include Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits (ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

MUNICIPAL SECURITIES RISKS. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

TAX EXEMPTION RISK. Interest on a municipal security may be subject to regular federal income tax.

YEAR 2000  READINESS.  The "Year 2000"  problem is the  potential  for  computer errors or failures  because certain  computer systems may be unable to interpret dates after  December  31,  1999.  The Year 2000  problem  may cause  systems to process  information  incorrectly  and  could  disrupt  businesses  that rely on computers, like the Funds.

While it is  impossible  to  determine in advance all of the risks to the Funds,

the Funds could  experience  interruptions  in basic  financial and  operational functions.  Fund  shareholders  could  experience  errors or disruptions in Fund share transactions or Fund communications.

The Funds' service  providers are making  changes to their  computer  systems to

fix  any  Year  2000  problems.   In  addition,   they  are  working  to  gather

information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds'  investments.  To assess the potential  effect of the Year 2000 problem,  the  investment  adviser is  reviewing  information  regarding  the Year 2000  readiness  of  issuers  of securities the Funds may purchase.

The financial impact of these issues for the Funds is still being determined.

There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

WHAT DO SHARES COST?

================================================================================

You can purchase, redeem, or exchange shares any day on which Wachovia Bank, N.A. the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

NAV is determined at 12:00 noon and as of the close of trading (normally, 4:00 p.m. Eastern time) on day's when the NYSE is open.

-------------------------- --------------------------------------
FUND                       MINIMUM INVESTMENT REQUIRED

-------------------------- --------------------------------------
-------------------------- --------------------------------------
Prime   Cash   Management  $5 million
Fund

--------------------------
-------------------------- --------------------------------------
Tax-Free Fund              Consult your account  agreement  with
                           Wachovia Bank for any applicable

--------------------------
--------------------------
U.S. Treasury Fund         minimum investments.

-------------------------- --------------------------------------

Minimums may be waived from time to time.

The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

HOW ARE THE FUNDS SOLD?

================================================================================

The  Funds  (except  Prime  Cash  Management  Fund)  offer  two  share  classes:
Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

Shares are offered only for purchase through Wachovia Bank and its affiliates. Shares are offered only to accounts held by Wachovia Bank in a fiduciary, advisory, agency, custodial or similar capacity.

HOW TO PURCHASE SHARES

================================================================================

The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA BANK

If you are a customer of Wachovia Bank you may purchase Shares by telephone, by mail or in person in accordance with the procedures established by Wachovia Bank set forth in your account agreement.

Payment may be made to Wachovia Bank by check, federal funds, or by debiting your account with Wachovia Bank.

In order for your purchase to receive that day's dividends:

        Purchase orders for the Funds must be received by Wachovia Bank by 11:00 a.m. (Eastern time); and

        Payment by federal funds must by received by Wachovia Bank. before 4:00 p.m. (Eastern time) on the same day as the purchase order.

Orders are considered received after payment by check is converted into federal funds and received by Wachovia Bank, normally the next business day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

THROUGH A SWEEP ACCOUNT

If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

HOW TO EXCHANGE SHARES

================================================================================

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

        meet  any  minimum  initial  investment  requirements;   and  receive  a
        prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

An excessive number of exchanges may be disadvantageous to the Funds. Therefore, the Funds, in addition to the right to reject any exchange, reserve the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

Exchange orders must be received by the Funds between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

Call you account officer at Wachovia Bank for complete instructions on how to exchange Shares.

HOW TO REDEEM SHARES

================================================================================

Each Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form.

If your redemption request is received by Wachovia Bank by 11:00 a.m. (Eastern time) redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend. Proceeds for redemption requests received after 11:00 a.m. (Eastern time) will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

Contact your account officer at Wachovia Bank for complete instructions on how to redeem Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS. The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES. The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

================================================================================

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive periodic confirmation of all activity in your account including purchases, redemptions, exchanges and dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund  distributions   (except  Tax-Free  Fund)  are  expected  to  be  primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

TAX-FREE FUND

It is anticipated that the Tax-Free Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

================================================================================

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Wachovia Asset Management. The investment adviser manages the Funds' assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with over $__ billion in managed assets as of December 31, 1998. Wachovia Bank. also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

------------------------------ -------------------------------------
FUND                           ANNUAL INVESTMENT ADVISORY FEE PAID
                                    TO INVESTMENT ADVISER AS A

                                 PERCENTAGE OF AVERAGE DAILY NET

                                              ASSETS

------------------------------ -------------------------------------
------------------------------ -------------------------------------
Prime Cash Management Fund                    0.30%

------------------------------ -------------------------------------
------------------------------ -------------------------------------
Tax-Free Fund                                 0.50%

------------------------------ -------------------------------------
------------------------------ -------------------------------------
U.S. Treasury Fund                            0.50%

------------------------------ -------------------------------------

FINANCIAL INFORMATION

================================================================================

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

TO COME

                                             WACHOVIA PRIME CASH MANAGEMENT FUND

                                             WACHOVIA TAX-FREE MONEY MARKET FUND

                                        WACHOVIA U.S. TREASURY MONEY MARKET FUND

                                                            INSTITUTIONAL SHARES

                                                Portfolios of The Wachovia Funds

The following documents contain further details about the Fund and are available upon request and without charge:

Statement  of  Additional   Information   (SAI)--The  SAI  includes   additional
information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Product Code
SEC File Number

811-6504

                               THE WACHOVIA FUNDS

                           WACHOVIA MONEY MARKET FUND

                      WACHOVIA TAX-FREE MONEY MARKET FUND

                    WACHOVIA U.S. TREASURY MONEY MARKET FUND

                               Investment Shares

                                   PROSPECTUS
                               FEBRUARY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
CONTENTS [TO BE COMPLETED]

--------------------------------------------------------------------------------

11

================================================================================

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

================================================================================

WACHOVIA MONEY MARKET FUND

GOAL: To provide current income consistent with stability of principal and liquidity.

STRATEGY: The Fund pursues its objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The investment adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, it assesses the trend in interest rates, the shape of various yield curves and relative duration.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA TAX-FREE MONEY MARKET FUND

GOAL: To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

STRATEGY: The Fund pursues its objective by investing primarily in a portfolio of short-term municipal securities maturing in 397 days or less. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the municipal yield curve, tax rates and supply.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WACHOVIA U.S. TREASURY MONEY MARKET FUND

GOAL: To provide current income consistent with stability of principal and liquidity.

STRATEGY: The Fund pursues its objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The investment adviser selects investments after assessing factors such as the trend in interest rates, the shape of the treasury yield curve, tax rates and supply.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

INVESTMENT RISKS

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MONEY MARKET RISKS.

        Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

        Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

        A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse affect on a Fund's total return or yield.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

================================================================================

This table describes the fees and expenses that you may pay when you buy, hold, and redeem each Fund's Investment Shares.




                                                                              TAX-FREE      U.S. TREASURY

SHAREHOLDER FEES                                           MONEY MARKET     MONEY MARKET     MONEY MARKET
Fees Paid Directly From Your Investment                        FUND             FUND             FUND

                                                          ---------------  ---------------  ---------------
Maximum Sales Charge (Load) Imposed on Purchases               None             None             None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                           None             None             None

(as a percentage of original purchase price or redemption proceeds, as applicable)

Maximum Sales Charge (Load) Imposed on Reinvested              None             None             None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed, if         None             None             None
applicable)
Exchange Fee                                                   None             None             None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee                                                0.22%            0.05%            0.09%
Distribution (12b-1) Fee                                      0.40%            0.40%            0.40%
Shareholder Services Fee                                       None             None             None
Other Expenses                                                  %                %                %
Total Annual Fund Operating Expenses                            %                %                %
--------------------------------------------------------  ---------------  ---------------  ---------------

EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Investment Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Investment Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  TAX-FREE  U.S. TREASURY

------------------------------------------------   MONEY     MONEY MARKET

                                   MONEY MARKET MARKET FUND      FUND

-----------------------------------    FUND

EXPENSES ASSUMING NO REDEMPTIONS

ONE YEAR                                 $           $            $
------------------------------------
THREE YEARS                              $           $            $
------------------------------------
FIVE YEARS                               $           $            $
------------------------------------
TEN YEARS                                $           $            $

WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

================================================================================

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less.

MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. The Tax-Free Fund may invest in such taxable municipal securities.

U.S. TREASURY OBLIGATIONS are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

BANK INSTRUMENTS. Bank instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.

branches of U.S. foreign banks.

TEMPORARY DEFENSIVE INVESTMENTS. The TAX-FREE FUND may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego greater investment returns for the safety of principal.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

================================================================================

BANK INSTRUMENTS RISKS. Bank insurance instruments may include Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits (ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

MUNICIPAL SECURITIES RISKS. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

TAX EXEMPTION RISK. Interest on a municipal security may be subject to regular federal income tax.

YEAR 2000  READINESS.  The "Year 2000"  problem is the  potential  for  computer errors or failures  because certain  computer systems may be unable to interpret dates after  December  31,  1999.  The Year 2000  problem  may cause  systems to process  information  incorrectly  and  could  disrupt  businesses  that rely on computers, like the Funds.

While it is  impossible  to  determine in advance all of the risks to the Funds,

the Funds could  experience  interruptions  in basic  financial and  operational functions.  Fund  shareholders  could  experience  errors or disruptions in Fund share transactions or Fund communications.

The Funds' service  providers are making  changes to their  computer  systems to

fix  any  Year  2000  problems.   In  addition,   they  are  working  to  gather

information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds'  investments.  To assess the potential  effect of the Year 2000 problem,  the  investment  adviser is  reviewing  information  regarding  the Year 2000  readiness  of  issuers  of securities the Funds may purchase.

The financial impact of these issues for the Funds is still being determined.

There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

WHAT DO SHARES COST?

================================================================================

You can purchase, redeem, or exchange shares any day on which Wachovia Bank, N.A. the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

NAV is determined at 12:00 noon and as of the close of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open.

The  Trustees  have decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

--------------------------------------------------------------------------------
YOUR FIRST INVESTMENT IN A FUND MUST BE AT LEAST $1,000.

--------------------------------------------------------------------------------



The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

HOW ARE THE FUNDS SOLD?

================================================================================

The Funds offer two share classes: Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Investment Shares. Each share class has different expenses, which affects its performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Investment Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Investment Shares may be higher over time than for shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

================================================================================

You may purchase Shares through Wachovia Investments, Inc., Wachovia Bank or other Service Organizations.

The Funds and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA INVESTMENTS, INC.

If you are a customer of Wachovia Investment, Inc. or Wachovia Brokerage Service you may purchase Shares by telephone, by mail or in person.

In order for your purchase to receive that day's dividends:

o  Purchase  orders  for the Funds must be  received  by  Wachovia  Investments,
Inc. by:

--------------------------------------------------------------------------------
Money Market Fund     11:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tax-Free Fund         10:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Fund    11:00 a.m. (Eastern time)

--------------------------------------------------------------------------------







o Payment by federal funds must by received by Wachovia Investments Inc. before 4:00 p.m. (Eastern time) on the same day as the purchase order.

BY TELEPHONE

To purchase Shares of a Fund by telephone call 1-800-994-4414.

BY MAIL

To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) to:

101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds.

THROUGH WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

Customers of Wachovia Bank may purchase Shares of the Funds by telephone, by mail, or in person with their account officer in accordance with procedures in your account agreement.

In order for your purchase to receive that day's dividends:

o Purchase orders for the Funds must be received by Wachovia Bank by:

--------------------------------------------------------------------------------
Money Market Fund     10:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tax-Free Fund         9:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Fund    10:00 a.m. (Eastern time)

--------------------------------------------------------------------------------







o Payment by federal funds must by received by Wachovia Bank before 4:00 p.m. (Eastern time) on the same day as the purchase order.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

THROUGH A SWEEP ACCOUNT

If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

HOW TO EXCHANGE SHARES

================================================================================

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

        meet  any  minimum  initial  investment  requirements;   and  receive  a
        prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

Each shareholder is limited to five exchanges per year or three per calendar quarter. The Funds reserve the right to modify or terminate a shareholder's exchange privilege if exchanges exceed these limitations. The Funds reserve the right to reject any exchange.

Exchange orders must be received by the Funds between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

BY TELEPHONE

To exchange Shares by telephone call 1-800-994-4414.

BY MAIL

To exchange Shares by mail, write the Fund at:

(Name of Fund)
101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

OTHER EXCHANGES

You may exchange Class B Shares of another Wachovia Fund for Investment Shares of the U.S. Treasury Fund.

Class B Shares will be  exchanged  without a  contingent  deferred  sales charge
(CDSC) unless you redeem the exchanged-for shares within seven years of the original purchase of Class B Shares. The CDSC will be determined as follows:

----------------------------- -------
YEAR OF REDEMPTION AFTER      CDSC
PURCHASE OF CLASS B SHARES

----------------------------- -------
----------------------------- -------
First                         5.00%

----------------------------- -------
----------------------------- -------
Second                        4.00%

----------------------------- -------
----------------------------- -------
Third                         3.00%

----------------------------- -------
----------------------------- -------
Fourth                        3.00%

----------------------------- -------
----------------------------- -------
Fifth                         2.00%

----------------------------- -------
----------------------------- -------
Sixth                         1.00%

----------------------------- -------
----------------------------- -------
Seventh and beyond            0.00%

----------------------------- -------














You will not be charged a CDSC when redeeming shares:

        representing  the  portion  of  redemption   proceeds   attributable  to
    increases in the value of your account due to increases in the NAV;

        purchased with reinvested dividends or capital gains; that you hold for seven years or more; following the death or disability of any shareholder in the account; or as a required retirement plan distribution.

If your redemption qualifies, you or your account representative must notify the Distributor at the time of redemption to eliminate the CDSC.

HOW TO REDEEM SHARES

================================================================================

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through Wachovia Investments, Inc., Wachovia Bank or through a Service Organization.

THROUGH WACHOVIA INVESTMENTS, INC.

BY TELEPHONE

To redeem Shares by telephone you must:

        Complete a telephone redemption authorization form available from Wachovia Investments, Inc. then

        Call the Funds at 1-800-994-4414 for further instructions.

Redemption requests must be received by the Funds by:

--------------------------------------------------------------------------------
Money Market Fund   11:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tax-Free Fund       10:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Fund  11:00 a.m. (Eastern time)

--------------------------------------------------------------------------------






Proceeds will normally be credited the same day to your brokerage account. For orders received after these times, proceeds will normally be credited to your account the following business day.

BY MAIL

To redeem shares by mail send your written request to the Funds at:

(Name of Fund)
101 Greystone Boulevard

SC-9215

Columbia, South Carolina 29226

Include your name, the Fund's name and share class, the brokerage account number and the Share or dollar amount requested.

Call 1-800-994-4414 for assistance in redeeming shares by mail.

THROUGH WACHOVIA BANK OR OTHER SERVICE ORGANIZATIONS

BY TELEPHONE

Call your account officer/representative for instructions on redeeming by telephone. Your Service Organization may charge you fees for its services.

Redemption requests must be received by the Funds by:

--------------------------------------------------------------------------------
Money Market Fund   11:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tax-Free Fund       10:00 a.m. (Eastern time)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. Treasury Fund  11:00 a.m. (Eastern time)

--------------------------------------------------------------------------------






Proceeds will normally be wired that same day to your account at Wachovia Bank or a check sent to your address of record . For orders received after these times, proceeds will normally be wired or a check mailed the following business day.

BY MAIL

Contact Wachovia Bank or your Service Organization for instructions on how to redeem Shares by mail.

SWEEP ACCOUNTS

If you are redeeming Shares held through a Wachovia Bank sweep account program, redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

WRAP FEE PROGRAM

If you are redeeming Shares of the Money Market Fund held through a wrap fee program, they will be made by Wachovia Bank on your behalf pursuant to the related account agreement you have with Wachovia Bank.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

        to allow your purchase payment to clear;
        during periods of market volatility; or

        when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption is to be sent to an address other than the address of record;

o your redemption is to be sent to an address of record that was changed within the last thirty days; or

o a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS. The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES. The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

================================================================================

CONFIRMATIONS AND ACCOUNT STATEMENTS

Each month you will receive confirmation of all activity in your account including purchases, redemptions, exchanges and dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Investors who purchase Shares through Wachovia Bank or another Service Organization should consult their account agreement for any special provisions with respect to dividends, capital gains and available reinvestment options.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund  distributions   (except  Tax-Free  Fund)  are  expected  to  be  primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

TAX-FREE FUND

It is anticipated that the Tax-Free Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUNDS?

================================================================================

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Wachovia Asset Management. The investment adviser manages the Funds' assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with over $__ billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

The investment adviser receives an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets.

FINANCIAL INFORMATION

================================================================================

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

TO COME

                                                      WACHOVIA MONEY MARKET FUND

                                             WACHOVIA TAX-FREE MONEY MARKET FUND

                                        WACHOVIA U.S. TREASURY MONEY MARKET FUND

                                                               INVESTMENT SHARES

                                                Portfolios of The Wachovia Funds

The following documents contain further details about the Fund and are available upon request and without charge:

Statement  of  Additional   Information   (SAI)--The  SAI  includes   additional
information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Product Code
SEC File Number

811-6504

                               THE WACHOVIA FUNDS

                           WACHOVIA MONEY MARKET FUND

                              Institutional Shares

                                   PROSPECTUS
                               FEBRUARY __, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
CONTENTS [TO BE COMPLETED]

--------------------------------------------------------------------------------

================================================================================
7

FUND GOALS, STRATEGIES, PERFORMANCE AND RISK

================================================================================

WHAT IS THE FUND'S INVESTMENT GOAL?

The Fund's goal is to provide current income consistent with stability of principal and liquidity.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The investment adviser uses macroeconomic, credit and market analysis to select portfolio securities. In doing so, it assesses the trend in interest rates, the shape of various yield curves and relative duration.

[ADD TOTAL RETURN BAR CHART AND TABLE-TO COME]

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MONEY MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

o The Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse affect on the Fund's total return or yield.

WHAT ARE THE FUND'S FEES AND EXPENSES?

================================================================================
This table describes the fees and expenses that you may pay when you buy, hold, and redeem the Fund's Institutional Shares.

SHAREHOLDER FEES                                          INSTITUTIONAL

Fees Paid Directly From Your Investment                       SHARES

Maximum Sales Charge (Load) Imposed on Purchases               None

(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           None
(as a percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested              None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed, if         None
applicable)
Exchange Fee                                                   None

ANNUAL FUND OPERATING EXPENSES

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee                                                0.22%
Distribution (12b-1) Fee                                       None
Shareholder Services Fee                                       None
Other Expenses                                                  %
Total Annual Fund Operating Expenses                            %

--------------------------------------------------------  ---------------

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   INSTITUTIONAL

-----------------------------------   SHARES

EXPENSES ASSUMING NO REDEMPTIONS
ONE YEAR                                 $

------------------------------------
THREE YEARS                              $

------------------------------------
FIVE YEARS                               $

------------------------------------
TEN YEARS                                $

WHAT ARE THE FUND'S MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

================================================================================

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set high standards for credit quality, and require investments in individual securities to mature in 397 days or less. U.S. TREASURY OBLIGATIONS are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

BANK INSTRUMENTS. Bank instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.

branches of U.S. foreign banks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

================================================================================

BANK INSTRUMENTS RISKS. Bank insurance instruments may include Eurodollar Certificates of Deposit (ECDs), Yankee Certificates of Deposit (Yankee CDs) and Eurodollar Time Deposits (ETDs). ECDs, ETDs, Yankee CDs, and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

YEAR 2000 READINESS. The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund,

the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the investment adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined.

There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

WHAT DO SHARES COST?

================================================================================

You can purchase, redeem, or exchange shares any day on which Wachovia Bank, N.A., the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

NAV is determined at 12:00 noon and as of the close of trading (normally, 4:00 p.m. Eastern time) on day's when the NYSE is open.

The  Trustees  have decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

Consult your account agreement with Wachovia Bank in order to determine any applicable minimum investment.

The required minimum investment may be modified for investments made via the sweep account program under the applicable account agreement.

HOW IS THE FUND SOLD?

================================================================================

The Fund offers two share classes: Investment Shares and Institutional Shares, each representing interests in a single portfolio of securities.

This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

Shares are offered only for purchase through Wachovia Bank and its affiliates. Shares are offered only to accounts held by Wachovia Bank in a fiduciary, advisory, agency, custodial or similar capacity.

HOW TO PURCHASE SHARES

================================================================================

The Fund and the Distributor reserve the right to reject any purchase request.

THROUGH WACHOVIA BANK

If you are a customer of Wachovia Bank you may purchase Shares by telephone, by mail or in person in accordance with the procedures established by Wachovia Bank set forth in your account agreement.

Payment may be made to Wachovia Bank by check, federal funds, or by debiting your account with Wachovia Bank.

In order for your purchase to receive that day's dividends:

        Purchase orders for the Funds must be received by Wachovia Bank by 11:00 a.m. (Eastern time); and

        Payment by federal funds must by received by Wachovia Bank. before 4:00 p.m. (Eastern time) on the same day as the purchase order.

Orders are considered received after payment by check is converted into federal funds and received by Wachovia Bank, normally the next business day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet any minimum initial investment requirement for purchasing Shares.

THROUGH A SWEEP ACCOUNT

If you are investing in a Fund as part of a Wachovia Bank sweep account program, automatic purchases and redemptions will be made by Wachovia Bank on your behalf pursuant to the sweep agreement you signed as part of your trust account with Wachovia Bank.

HOW TO EXCHANGE SHARES

================================================================================

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for Shares of the same class of another Fund at NAV. To do this you must:

        meet  any  minimum  initial  investment  requirements;   and  receive  a
        prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserve the right to modify or terminate the exchange privilege of any shareholder, provided the shareholder is given 60 days' written notice.

Exchange orders must be received by the Fund between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) to receive that day's share price. Orders received after 4:00 p.m. (Eastern time) will receive the price determined at 12:00 noon (Eastern time) the next business day.

Call you account officer at Wachovia Bank for complete instructions on how to exchange Shares.

HOW TO REDEEM SHARES

================================================================================

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form.

If your redemption request is received by Wachovia Bank by 11:00 a.m. (Eastern time) redemption proceeds will normally be wired that same day but will not be entitled to that day's dividend. Proceeds for redemption requests received after 11:00 a.m. (Eastern time) will normally be wired or a check mailed the following business day and those Shares will be entitled to that day's dividend.

Contact your account officer at Wachovia Bank for complete instructions on how to redeem Shares.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES. The Fund no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

================================================================================

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive periodic confirmation of all activity in your account including purchases, redemptions, exchanges and dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. You earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

================================================================================

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Wachovia Asset Management. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with over $__ billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

The investment adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average aggregate daily net assets.

FINANCIAL INFORMATION

================================================================================

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

TO COME

                                                      WACHOVIA MONEY MARKET FUND

                                                            INSTITUTIONAL SHARES

                                               A Portfolio of The Wachovia Funds

The following documents contain further details about the Fund and are available upon request and without charge:

Statement  of  Additional   Information   (SAI)--The  SAI  includes   additional
information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund publishes annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Product Code
SEC File Number:

811-6504

                               THE WACHOVIA FUNDS

                           WACHOVIA MONEY MARKET FUND
                      WACHOVIA PRIME CASH MANAGEMENT FUND

                    WACHOVIA U.S. TREASURY MONEY MARKET FUND
                      WACHOVIA TAX-FREE MONEY MARKET FUND

                              Institutional Shares
                               Investment Shares

                      STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY __, 1999

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Funds dated February __, 1999.

     This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-994-4414.

--------------------------------------------------------------------------------
     CONTENTS  [TO COME]

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     Federated         Securities
     Corp., Distributor,
     subsidiary    of   Federated

     Investors, Inc.
     Product Code (2/99)

================================================================================
21

HOW ARE THE FUNDS ORGANIZED?

================================================================================

The Wachovia Funds (the Trust) is an open-end, management investment company that established under the laws of the Commonwealth of Massachusetts on November 19, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from The Biltmore Funds on [date]. The Board of Trustees (the Board) has established two classes of shares of the Funds, known as Institutional Shares and Investment Shares (Shares). This SAI relates to both classes of Shares. Each Fund offers both classes except for the Prime Cash Management Fund which offers only Investment Shares.

SECURITIES IN WHICH THE FUNDS INVEST

================================================================================

Following is a table that indicates which types of securities are a: o P = PRINCIPAL investment of a Fund; (shaded in chart) o A = ACCEPTABLE (but not principal) investment of a Fund; or o N = NOT AN ACCEPTABLE investment of a Fund.



--------------------------------------------------------------------------------------------------
SECURITIES                            MONEY MARKET    PRIME CASH     U.S TREASURY  TAX-FREE FUND
                                          FUND      MANAGEMENT FUND      FUND

-------------------------------------
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BANK INSTRUMENTS                           A               A              N              A

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COMMERCIAL PAPER2                          A               A              N              A

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CONCENTRATION OF INVESTMENTS               A               A              N              A

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CORPORATE DEBT OBLIGATIONS                 A               A              N              N

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CREDIT ENHANCEMENT7                        A               A              N              A

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FOREIGN BANK INSTRUMENTS                   A               A              N              N

-------------------------------------                               ------------------------------
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LENDING OF PORTFOLIO SECURITIES5           A               A              A              N

-------------------------------------                               ------------------------------
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MONEY MARKET INSTRUMENTS1                  P               P              A              A

--------------------------------------------------------------------
-------------------------------------                               ------------------------------
MUNICIPAL SECURITIES3                      N               N              N              P

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REPURCHASE AGREEMENTS4                     A               A              A              A

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RESTRICTED AND ILLIQUID SECURITIES4        A               A              N              A

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REVERSE REPURCHASE AGREEMENTS              A               A              A              A

                                     -------------------------------------------------------------
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SECURITIES OF OTHER INVESTMENT             A               A              A              A

COMPANIES

                                     -------------------------------------------------------------
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TEMPORARY INVESTMENTS                      N               N              N              A

                                     -------------------------------               ---------------
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U.S. GOVERNMENT OBLIGATIONS                A               A              P              A

                                     -------------------------------------------------------------
--------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                 A               A              N              A

-------------------------------------
                                     -------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY           A               A              A              A
TRANSACTIONS6

--------------------------------------------------------------------------------------------------

1. Rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs). 2. Rated A-1 by Standard & Poor's or Prime-1 by Moody's Investors Services, Inc. 3. The Tax-Free Fund may purchase up to 20% of its total net assets in municipal securities, the interest of which is subject to federal alternative minimum tax. 4. As a matter of practice, repurchase agreements providing for settlement in more than seven days after notice and other illiquid obligations will be limited to not more than 10% of each Fund's net assets. 5. The amount of portfolio securities each Fund will lend will be limited to not more than one-third of each Fund's total assets. 6. Each Fund does not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. 7. A Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

SECURITIES DESCRIPTIONS AND TECHNIQUES
FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which a Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the MARKET and PREPAYMENT RISKS of these mortgage backed securities. CORPORATE DEBT SECURITIES Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the MARKET and CREDIT RISKS as compared to other debt securities of the same issuer. DEMAND INSTRUMENTS Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    BANK INSTRUMENTS

    Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.

    branches of U.S. or foreign banks.

    CREDIT ENHANCEMENT

    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    GENERAL OBLIGATION BONDS

    General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law. SPECIAL REVENUE BONDS Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

        PRIVATE ACTIVITY BONDS

        Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).

    TAX INCREMENT FINANCING BONDS

    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. MUNICIPAL NOTES Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. VARIABLE RATE DEMAND INSTRUMENTS Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. MUNICIPAL LEASES Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. However, upon such an event, the lessor may repossess and resell the equipment or facility. The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

SPECIAL TRANSACTIONS
    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to CREDIT RISKS. REVERSE REPURCHASE AGREEMENTS Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to CREDIT RISKS. In addition, reverse repurchase agreements create LEVERAGE RISKS because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. WHEN ISSUED TRANSACTIONS When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create MARKET RISKS for the Fund. When issued transactions also involve CREDIT RISKS in the event of a counterparty default.

        TO BE ANNOUNCED SECURITIES (TBAS)

        As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase MARKET RISKS because the underlying mortgages may be less favorable than anticipated by the Fund.

    SECURITIES LENDING

    A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to MARKET RISKS and CREDIT risks.

INVESTMENT RISKS
LEVERAGE RISKS

o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.
INVESTMENT LIMITATIONS

     ISSUING SENIOR SECURITIES AND BORROWING MONEY

        The Funds will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

     LENDING CASH OR SECURITIES

        The Funds will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Money Market Fund or the Prime Cash Management Fund from purchasing or holding money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective, policies, and limitations or Declaration of Trust or prevent the Treasury Money Market Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

        The Tax-Free Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.

     INVESTING IN REAL ESTATE

        The Money Market Fund and the Prime Cash Management Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

        The Treasury Money Market Fund and the Tax-Free Money Market Fund may not purchase or sell real estate, including limited partnership interests, although the Tax-Free Money Market Fund may invest in securities secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES

        The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

     DIVERSIFICATION OF INVESTMENTS

        With respect to securities comprising 75% of the value of its total assets, the Money Market Fund, Prime Cash Management Fund and Tax-Free Money Market Fund each will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities, or, with respect to the Treasury Money Market Fund, collateralized by U.S. Treasury Securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

     CONCENTRATION OF INVESTMENTS

        The Money Market Fund and the Prime Cash Management Fund each will not invest 25% or more of the value of its total assets in any one industry. Each Fund may invest 25% or more of the value of its total assets in cash or certain money market instruments, (including, with respect to the Prime Cash Management Fund, instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

        The Tax-Free Money Market Fund will not purchase securities, if, as a result of such purchase 25% or more of the value of its assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. However, the Fund may invest, as a temporary investments, more than 25% of the value of its assets in cash or certain money market instruments, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.

     UNDERWRITING

        Each Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Except as noted, the above limitations cannot be changed without shareholder approval. The Funds do not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following investment limitations, however, may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

     SELLING SHORT AND BUYING ON MARGIN

        The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

     INVESTING IN RESTRICTED SECURITIES

        The Money Market Fund and the Prime Cash Management Fund each will not invest more than 10% of its net assets in securities subject to restrictions in resale under federal securities law, except for Section 4(2) commercial paper and other restricted securities determined to be liquid under criteria established by the Trustees.

        The Tax-Free Money Market Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

     INVESTING IN ILLIQUID SECURITIES

        The Money Market Fund and the Prime Cash Management Fund each will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed income time deposits with maturities over seven days, and restricted securities which have not been determined to be liquid under criteria established by the Trustees.

        The Tax-Free Money Market Fund and the Treasury Money Market Fund each will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and, with respect to Tax-Free Money Market Fund, in restricted securities which have not been determined to be liquid under criteria established by the Trustees.

     INVESTING IN NEW ISSUERS

        The Money Market Fund and the Prime Cash Management Fund each will not invest in more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

        The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless it is permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

Each Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Each Fund does not expect to borrow money in excess of 5% of the value of its net assets or invest in securities of closed-end investment companies during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment , to be "cash items."

REGULATORY COMPLIANCE

Each Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. Each Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. Each Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

WHAT DO SHARES COST?

================================================================================

Each Fund attempts to stabilize the value of a Share at $1.00.

USE OF THE AMORTIZED COST METHOD

The  Trustees  have decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective.

Under the Rule, the Funds are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Funds acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Funds treat demand features and standby commitments as a part of the underlying instruments, because a Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts," the Funds do not consider them to be separate investments for the purposes of its investment policies.

     MONITORING PROCEDURES

        The Trustees' procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     INVESTMENT RESTRICTIONS

        The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality.

        The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

        The Funds may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on Shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

HOW ARE THE FUNDS SOLD?

================================================================================

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

HOW TO BUY SHARES

================================================================================

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO REDEEM SHARES

================================================================================

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

================================================================================
VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of [DATE], the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.] TO COME

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

================================================================================

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust as part of the Fund Complex for the most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Municipal Funds, another investment company. The Wachovia Funds are comprised of fourteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings. As of February 1, 1999, the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.





---------------------------- ---------------------------------------------------------    ---------------
           NAME                            OCCUPATIONS FOR PAST 5 YEARS                     AGGREGATE
         BIRTHDATE                                                                         COMPENSATION
          ADDRESS                                                                           FROM FUND
   POSITION WITH TRUSTS                                                                      COMPLEX

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
JAMES A. HANLEY              Retired;   Vice   President   and   Treasurer,    Abbott     $
August 13, 1931              Laboratories (health care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
SAMUEL E. HUDGINS            Hudgins Consulting, LLC (independent consultant);            $
March 4, 1929                President, Percival Hudgins & Company, LLC (investment
715 Whitemere Court, N.W.    bankers/financial consultants) (until September 1997);

Atlanta, GA                  Director, Atlantic American Corporation (insurance
Trustee                      holding company).

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
J. BERKELY INGRAM, JR.       Real estate investor and partner; formerly, Vice             $
April 17, 1924               Chairman, Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village

Winston-Salem, NC
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
D. DEAN KAYLOR               Retired; Executive Vice President and Chief Financial        $
June 29, 1930                Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and
2835 Greenbriar              bank holding company) (until 1990).
Harbor Springs, MI
Trustee

---------------------------- ---------------------------------------------------------    ---------------





---------------------------- ---------------------------------------------------------    ---------------
ALVIN J. SCHEXNIDER, PH.D.   Chancellor, Winston-Salem State University                   $
May 26, 1945
5005 Marble Arch Road
Winston-Salem, NC 27104
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
CHARLES S. WAY, JR.*         President and CEO, The Beach Company and its various         $

December 18, 1937            affiliated companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
JOHN W. MCGONIGLE            President and Chief Executive Officer, Federated             $
October 26, 1938             Investors Management Company; Executive Vice President,
Federated Investors Tower    Secretary, General Counsel, and Trustee, Federated
Pittsburgh, PA               Investors; Trustee, Federated Advisers, Federated
President and Treasurer      Management, Federated Research, and Federated Services

                Company; and Director, Federated Securities Corp.

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
CHARLES L. DAVIS, JR.        Vice President, Federated Services Company.                  $
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice      President     and
Assistant Treasurer

---------------------------- ---------------------------------------------------------    ---------------
---------------------------- ---------------------------------------------------------    ---------------
PETER J.  GERMAIN  Senior Vice  President  and Director of  Proprietary  Funds $
September  3,  1959  Services,  Federated  Services  Company;  formerly,  Senior
Federated Investors Tower Corporate Counsel, Federated Services Company.

Pittsburgh, PA
Secretary

---------------------------- ---------------------------------------------------------    ---------------

INVESTMENT ADVISER

The Adviser, Wachovia Asset Management, conducts investment research and makes investment decisions for the Funds. The Adviser is a business unit of Wachovia Bank, N.A.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of The Wachovia Funds and The Wachovia Municipal Funds (excluding Wachovia Prime Cash Management Fund) as specified below:

                MAXIMUM                            AVERAGE AGGREGATE DAILY NET

            ADMINISTRATIVE FEE                        ASSETS OF THE FUNDS
               .10 of 1%                              on the first $3.5 billion
               .06 of 1%                           on  assets  in excess of $3.5

billion

CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of each Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT AUDITOR

Ernst & Young LLP is the independent auditor for the Funds.




FEES PAID BY THE FUNDS FOR SERVICES

-------------------- -------------------------------- --------------------------- --------------
FUND                       ADVISORY FEE PAID/          ADMINISTRATIVE FEE PAID      12B-1 FEE
                           ADVISORY FEE WAIVED           ADVISORY FEE WAIVED          PAID

                                                      --------------------------- --------------
                     -------------------------------- --------------------------- --------------
                        FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED      FOR THE

                              NOVEMBER 30,                   NOVEMBER 30,          FISCAL YEAR

                                                                                      ENDED

                     -------------------------------- ---------------------------
                    -------------------------------------------------------------
                      1998       1997       1996      1998      1997      1996    NOVEMBER 30,
                                                                                      1998

------------------------------------------------------------------------------------------------
MONEY MARKET FUND   $         $2,133,189 $1,682,976  $       $357,303   $291,826 $
                    $         $1,207,652 $1,066,801          $0         $0
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PRIME CASH          $         $4,057,063 $3,161,728  $       $1,132,184 $913,490 $
MANAGEMENT FUND     $         $2,841,827 $2,374,109          $383,724   $310,436
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
U.S. TREASURY FUND  $         $3,023,600 $1,754,090  $       $507,009   $303,954 $
                    $         $2,489,781 $1,350,937          $0         $0
                                                                                 ---------------
------------------------------------------------------------------------------------------------
TAX-FREE FUND       $         $1,318,455 $891,888    $       $220,229   $154,633 $
                    $         $1,185,295 $757,528            $0         $0
------------------------------------------------------------------------------------------------

Fees are  allocated  among Classes based on their pro rata share of Fund assets,

except for marketing (Rule 12b-1) fees which are borne only by the applicable Class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

================================================================================

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

YIELD

Each Fund calculates its yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

i determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

i       dividing  the net  change  in the  account's  value by the  value of the account at the beginning of the base period to determine the base period return; and

i       multiplying the base period return by (365/7).

EFFECTIVE YIELD

The Funds' effective yield for both classes of Shares is computed by compounding the unannualized base period return by:

i       adding 1 to the base period return;
i       raising the sum to the 365/7th power; and
i       subtracting 1 from the result.




------------------------------- ---------------------------- -----------------------------
FUND                                       YIELD                   EFFECTIVE YIELD
                                for the 7-day period ended    for the 7-day period ended

                                     November 30, 1998            November 30, 1998
                                ---------------------------- -----------------------------
                                ------------- -------------- -------------- --------------
                                INSTITUTIONAL  INVESTMENT    INSTITUTIONAL   INVESTMENT
                                   SHARES        SHARES         SHARES         SHARES

------------------------------- ------------- -------------- -------------- --------------
------------------------------- ------------- -------------- -------------- --------------
Money Market Fund                    %              %              %              %

------------------------------- ------------- -------------- -------------- --------------
------------------------------- ------------- -------------- -------------- --------------
Prime Cash Management Fund           %              %              %              %

------------------------------- ------------- -------------- -------------- --------------
------------------------------- ------------- -------------- -------------- --------------
U.S. Treasury Fund                   %              %              %              %

------------------------------- ------------- -------------- -------------- --------------
Tax-Free Fund                        %              %              %              %

------------------------------- ------------- -------------- -------------- --------------

TAX-EQUIVALENT YIELD-TAX-FREE FUND

The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yields for the Tax-Free Money Market Fund's Institutional Shares and Institutional Shares for the seven-day period ended November 30, 1998 were __% and ___%, respectively.

TAX EQUIVALENCY TABLE-TAX-FREE FUND

Set forth below is the sample tax-equivalency table that may be used in advertising and sales literature. The table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                       TAXABLE YIELD EQUIVALENT FOR 1998
                           MULTISTATE MUNICIPAL FUND



--------------------------------------------------------------------------------
Federal Income Tax Bracket:       15.00%         28.00%        31.00%
36.00%                 39.60%
--------------------------------------------------------------------------------
       Joint              $1-    $42,351-        $102,301-        $155,951-         Over
       Return          42,350     102,300         155,950          278,450        $278,450
------------------------------------------------------------------------------

       Single             $1-    $25,351-        $61,401-         $128,101-         Over
       Return          25,350     61,400          128,100          278,450        $278,450
------------------------------------------------------------------------------

Tax-Exempt Yield                                   Taxable Yield Equivalent

--------------------------------------------------------------------------------

         1.00%         1.18%       1.39%          1.45%           1.56%            1.66%
         1.50%         1.76%       2.08%          2.17%           2.34%            2.48%
         2.00%         2.35%       2.78%          2.90%           3.13%            3.31%
         2.50%         2.94%       3.47%          3.62%           3.91%            4.14%
         3.00%         3.53%       4.17%          4.35%           4.69%            4.97%
         3.50%         4.12%       4.86%          5.07%           5.47%            5.79%
         4.00%         4.71%       5.56%          5.80%           6.25%            6.62%
         4.50%         5.29%       6.25%          6.52%           7.03%            7.45%
         5.00%         5.88%       6.94%          7.25%           7.81%            8.28%
         5.50%         6.47%       7.64%          7.97%           8.59%            9.11%
         6.00%         7.06%       8.33%          8.70%           9.38%            9.93%
         6.50%         7.65%       9.03%          9.42%          10.16%           10.76%
         7.00%         8.24%       9.72%         10.14%          10.94%           11.59%
         7.50%         8.82%      10.42%         10.87%          11.72%           12.42%
         8.00%         9.41%      11.11%         11.59%          12.50%           13.25%
------------------------------------------------------------------------------

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references   to  ratings,   rankings,   and  financial   publications   and/or
  performance comparisons of Shares to certain indices;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

i LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "institutional tax exempt money market funds" and "tax exempt money market funds" categories in advertising and sales literature.

i SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTEs is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.

i       SALOMON BROTHERS  ONE-MONTH  TAX-EXEMPT  COMMERCIAL PAPER is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc. also tracks this Salomon Brothers index.

i MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Funds will quote its MONEY ranking in advertising and sales literature.

i IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and, through its MONEY MARKET INSIGHT publication, reports monthly and 12-month-to-date investment results for the same money funds.

i       BANK RATE MONITOR NATIONAL INDEX, Miami Beach,  Florida,  is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

FINANCIAL INFORMATION

================================================================================

The  Financial  Statements  for the Funds for the  fiscal  year  ended  November
30,1998  are  incorporated   herein  by  reference  to  the  Annual  Reports  to
Shareholders of the Funds dated November 30, 1998.

INVESTMENT RATINGS

================================================================================

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "AAA" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. BAA--Bonds which are rated "BAA" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA--Bonds which are "BA" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA -- Bonds which are rated "CAA" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated "CA" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. STANDARD & POOR'S COMMERCIAL PAPER RATINGS A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS PRIME-1--Issuers rated "PRIME-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o       Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or

o       Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. STANDARD & POOR'S MUNICIPAL BOND RATINGS AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid. D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. STANDARD & POOR'S MUNICIPAL NOTE RATINGS SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation. SP-2--Satisfactory capacity to pay principal and interest.
SP-3--Speculative capacity to pay principal and interest. MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATINGS PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o       Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o       Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories. MOODY'S INVESTORS SERVICE, INC. SHORT TERM LOAN RATINGS MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

================================================================================


ADDRESSES

================================================================================

THE WACHOVIA FUNDS

Institutional Shares and Investment Shares     101 Greystone Boulevard

                                               SC-9215

                               Columbia, SC 29226

--------------------------------------------------------------------------------

Distributor

FEDERATED SECURITIES CORP.                     Federated Investors Tower

                              1001 Liberty Avenue,

                                               Pittsburgh, Pennsylvania

15222-3779

--------------------------------------------------------------------------------

Investment Adviser

WACHOVIA ASSET MANAGEMENT                      100 North Main Street
                                               Winston-Salem, NC 27101

--------------------------------------------------------------------------------

Custodian

WACHOVIA BANK, N.A.                            100 North Main Street
                                               Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY         Federated Investors Tower

                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Independent Auditors

ERNST & YOUNG LLP                              One Oxford Centre

                              Pittsburgh, PA 15219

--------------------------------------------------------------------------------

Item 23.       Exhibits:

                      (a) Conformed copy of Declaration of Trust of the Registrant; (12)
                             (i) Conformed copy of Amendment #1 to the Declaration of Trust; (12)
                             (ii) Conformed copy of Amendment #2 to the Declaration of Trust; (12)
                             (iii) Conformed copy of Amendment #3 to the Declaration of Trust; (12)
                             (iv) Conformed copy of Amendment #4 to the Declaration of Trust; (12)
                             (v) Conformed copy of Amendment #5 to the Declaration of Trust; (12)
                             (vi) Conformed copy of Amendment #6 to the Declaration of Trust; (12)
                             (vii) Conformed copy of Amendment #13 to the Declaration of Trust; (19)
                       (b)   Copy of Amended By-Laws of the Registrant; (2)
                       (c)   Copy of Specimen Certificates for Shares of

                             Beneficial Interest; (17)

                             (i) Copy of Specimen Certificate for Class A Shares of Wachovia Balanced Fund; (17) (ii) Copy of Specimen Certificate for Class B Shares of Wachovia Balanced Fund; (17) (iii) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Fund; (17) (iv) Copy of Specimen Certificate for Class B Shares of Wachovia Equity Fund; (17) (v) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Index Fund; (17) (vi) Copy of Specimen Certificate for Class A Shares of Wachovia Fixed Income Fund; (17) (vii) Copy of Specimen Certificate for Class B Shares of Wachovia Fixed Income Fund; (17) (viii) Copy of Specimen Certificate for Class A Shares of Wachovia Special Values Fund; (17) (ix) Copy of Specimen Certificate for Class A Shares of Wachovia Short-Term Fixed Income Fund; (17) (x) Copy of Specimen Certificate for Investment Shares of Wachovia Money Market Fund; (17) (xi) Copy of Specimen Certificate for Investment Shares of Wachovia Tax-Free Money Market Fund; (17)

+  All exhibits have been electronically filed.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos.

        33-44590 and 811-6504)

(17)    Response is incorporated by reference to Registrant's Post-
    Effective Amendment No. 21 on Form N-1A filed December 22, 1997.    (File

    Nos. 33-44590 and 811-6504)

(19)    Response is incorporated by reference to Registrant' Post-
Effective Amendment No. 24 on Form N-1A filed March 12, 1998.    (File Nos.

33-44590 and 811-6504)

                             (xii)   Copy of Specimen Certificate for
                             Investment Shares of Wachovia U.S.  Treasury
                             Money Market Fund; (17)
                             (xiii)  Copy of Specimen Certificate for Class A
                             Shares of Wachovia Quantitative Equity     Fund;

                             (17)

                             (ivx)   Copy of Specimen Certificate for Class B
                             Shares of Wachovia Quantitative Equity     Fund;

                             (17)

                             (xv)    Copy of Specimen Certificate for Class A
                             Shares of Wachovia Emerging Markets        Fund;

                             (17)

                       (d) Conformed copy of Investment Advisory Contract of the Registrant; (12)
                             (i)     Conformed copy of Exhibit A to the

                       Investment Advisory Contract; (12)
                     (ii) Conformed copy of Exhibit B to the

                       Investment Advisory Contract; (12)
                    (iii) Conformed copy of Exhibit C to the

                       Investment Advisory Contract; (12)
                     (iv) Conformed copy of Exhibit D to the

                       Investment Advisory Contract; (12)
                     (v) Conformed copy of Exhibit E to the

                       Investment Advisory Contract; (12)
                     (vi) Conformed copy of Exhibit F to the

                       Investment Advisory Contract; (12)
                    (vii) Conformed copy of Exhibit G to the

                       Investment Advisory Contract; (12)
                    (viii) Conformed copy of Exhibit H to the

                       Investment Advisory Contract; (12)
                     (ix) Conformed copy of Exhibit I to the

                       Investment Advisory Contract; (12)

                             (x) Conformed Copy of Sub-Advisory Agreement of the Registrant; (10)

                             (xi)    Conformed copy of Exhibit J to the
                                     Investment Advisory Contract; (13)

                             (xii)   Conformed copy of Exhibit K to the
                                     Investment Advisory Contract; (18)

                       (e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A-G thereto; (12) (i) Conformed copy of Exhibit A to the Distributor's Contract; (12)

+  All exhibits have been electronically filed.

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos.

        33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos.

        33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos.

        33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos.

        33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos.

        33-44590 and 811-6504)

                             (ii) Conformed copy of Exhibit B to the Distributor's Contract; (12) (iii) Conformed copy of Exhibit C to the Distributor's Contract; (12)
                             (iv) Conformed copy of Exhibit D to the Distributor's Contract; (12) (v) Conformed copy of Exhibit E to the

                                     Distributor's Contract; (12) (vi) Conformed
                             copy of  Exhibit F to the  Distributor's  Contract;
                             (12) (vii) Conformed copy of Exhibit G to the Distributor's Contract; (12) (viii) Conformed copy of Exhibit H to the Distributor's Contract; (13)
                             (ix) Conformed copy of Exhibit I to the Distributor's Contract; (16) (x) Conformed copy of Exhibit J to the Distributor's Contract; (16) (xi) Conformed copy of Exhibit K to the Distribution Agreement; (18) (xii) Conformed copy of Exhibit L to the Distribution Agreement; (18)

                       (f)   Not applicable;

                       (g) Conformed copy of Custodian Agreement of the Registrant; (12)
                             (i)     Exhibit A to the Custodian Agreement; (12)
                             (ii)    Exhibit B to the Custodian Agreement; (12)
                             (iii)   Exhibit C to the Custodian Agreement; (12)
                             (iv)    Exhibit D to the Custodian Agreement; (12)
                             (v)     Conformed copy of Global Custody
                             Agreement ............for the Biltmore Emerging
                             Markets Fund;(17)
                             (vi)    Amendment to Exhibit A to Custody
                                     Agreement; (19)
                       (h)   Conformed copy of Portfolio Accounting and

                             Shareholder Recordkeeping Agreement of the
                             Registrant; (12)
                             (i)     Copy of Schedule A to Portfolio
                             Accounting ...........       and Shareholdere
                             Recordkeeping Agreement;            (12)
                             (ii)    Copy of Schedule H to Portfolio
                             Accounting ...........       and Shareholdere
                             Recordkeeping Agreement;            (12)

+  All exhibits have been electronically filed.

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos.

        33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos.

        33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos.

        33-44590 and 811-6504)

(18)           Response is incorporated by reference to Registrant's Post-
    Effective Amendment No. 22 on Form N-1A filed February 4, 1998.     (File

    Nos. 33-44590 and 811-6504)

(19)           Response is incorporated by reference to Registrant's Post-
    Effective Amendment No. 24 on Form N-1A filed March 12, 1998.       (File

    Nos. 33-44590 and 811-6504).

                             (iii) Copy of Schedule I to Portfolio Accounting and Shareholder Recordkeeping Agreement;
                                    (12)

                             (iv) Conformed Copy of Exhibit F to Transfer Agency and Service Agreement;(3)

                             (v) Conformed Copy of Schedule G to Transfer Agency and Service Agreement;(8)

                             (vi) Conformed Copy of Schedule G to Transfer Agency and Service Agreement;(8)

                             (vii) Conformed Copy of Sub-Transfer Agency and Service Agreement;(7)

                (viii) Conformed Copy of Administrative Services

                        Agreement of the Registrant; (12)
                     (ix) Conformed copy of Exhibit A to the

                     Administrative Services Agreement; (12)
                     (x) Conformed copy of Exhibit B to the

                     Administrative Services Agreement; (12)
                     (xi) Conformed copy of Exhibit C to the

                     Administrative Services Agreement; (12)
                    (xii) Conformed copy of Exhibit D to the

                     Administrative Services Agreement; (12)

                 (xiii) Conformed copy of Amendment No. 1 to the

                     Administrative Services Agreement; (12)
                 (xiv) Conformed copy of Amendment No. 2 to the

                     Administrative Services Agreement; (15)
                     (xv) Conformed copy of Exhibit E to the

                     Administrative Services Agreement; (12)

                             (xvi) Conformed Copy of Shareholder Services Plan; (16)

                             (xvii)  Conformed Copy of Exhibit A to
                                     Shareholder Services Plan; (12)

                             (xviii)Conformed copy of Amendment No. 1 to

                      Exhibit A of the Shareholder Services
                                   Plan; (12)

                             (xix)   Conformed Copy of Amendment No. 2 to

                      Exhibit A of the Shareholder Services
                                   Plan; (13)

+  All exhibits have been electronically filed.

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993.

        (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504) (13) Response is incorporated by reference to Registrant's Post-

Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)
(15)    Response is incorporated by reference to Registrant's Post-Effective

        Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos.

        33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos.

        33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos.

        33-44590 and 811-6504)

                             (xx) Conformed copy of Shareholder Services Agreement; (16)

                             (xxi)   Conformed copy of Exhibit A to
                                     Shareholder Services Agreement; (12)

                (xxii) Amendment to Exhibit A of the Shareholder
                            Services Agreement; (19)

                (xxiii)Conformed copy of Portfolio Accounting and

                       Shareholder Recordkeeping Agreement

                       Amendment No. 2 to Schedule B; (16)

                             (xxiv)Form of Agreement for Administrative
                                     Services; (17)

                             (xxv)   Amendment No. 1 to Agreement for
                                     Administrative Services; (18)

                      (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)

                      (j)    Conformed copy of Consent of Independent
                             Auditors;(19)

                      (k)    Not applicable;

                             (l)    Conformed copy of Initial Capital

Understanding;                      (2)

                      (m)    Conformed copy of Distribution Plan and Exhibits
                                     A-B thereto; (12)

                             (i)     Conformed copy of Exhibit A to
                                     Distribution Plan; (12)

                             (ii)    Conformed copy of Exhibit B to
                                     Distribution Plan; (12)

                             (iii) Copy of Dealer Agreement; (6) (iv) Copy of Exhibit to Dealer Agreement; (6) (v) Copy of Rule 12b-1 Agreement; (2) (vi) Copy of Exhibit A to
                             12b-1  Agreement;  (6) (vii)  Copy of  Exhibit B to
                             12b-1  Agreement;  (6) (viii)  Copy of Exhibit C to
                             12b-1 Agreement; (16) (ivx) Conformed copy of Exhibit D to Plan of

        Distribution; (18)

---------------------
+ All exhibits have been electronically filed.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 6, 1992.

        (File Nos. 33-44590 and 811-6504)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos.

        33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos.

        33-44590 and 811-6504)

(16)    Response is incorporated by reference to Registrant's Post-
    Effective Amendment No. 20 on Form N-1A filed January 29, 1996.     (File

    Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos.

        33-44590 and 811-6504)

(18)           Response is incorporated by reference to Registrant's Post-
    Effective Amendment No. 22 on Form N-1A filed February 4, 1998.     (File

    Nos. 33-44590 and 811-6504)

(19)           Response is incorporated by reference to Registrant's Post-
    Effective Amendment No. 24 on Form N-1A filed March 12, 1998.       (File

    Nos. 33-44590 and 811-6504).

                      (n)    Not Applicable

                      (o)    Copy of The Wachovia Funds Multiple Class Plan;(15)
                             (i)     Amendment to Exhibit A to Multiple Class

                             Plan; (18)

                      (p)    Conformed Copy of Power of Attorney (15);

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None
Item 25.       INDEMNIFICATION:  (2)

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

               (a) For a description of the other business of the investment adviser, see the section entitled "The Wachovia Funds
                    Information - Management of the Trust" in Part A. The Officers of the investment adviser are: Chairman of the Board, L. M. Baker, Jr.; President and Chief Executive Officer, J. Walter McDowell; Executive Vice President, Robert S. McCoy, Jr.; Executive Vice President, Robert L. Alphin; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive Vice President, Walter E. Leonard, Jr.; Executive Vice
                    President, Richard B. Roberts; and Executive Vice President, Robert G. Brookly. The business address of each of the Officers of the investment adviser is Wachovia Bank of North Carolina, N.A., 100 North Main Street, Winston-Salem, N.C. 27101.


+  All exhibits have been electronically filed.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos.

        33-44590 and 811-6504)

                    The Directors of the investment adviser are listed below with their occupations: L.M. Baker, Jr., President and Chief Executive Officer, Wachovia Corporation, Chairman, Wachovia Bank of North Carolina, N.A.; H.C. Bissell, Chairman of the Board and Chief Executive Officer, The Bissell Companies, Inc.; Bert Collins, President and Chief Executive Officer, North Carolina Mutual Life Insurance Company; Felton J Capel, Chairman of the Board and President, Century Associates of North Carolina; Richard
                    L. Daugherty, Retired Vice President and Consultant, IBM Corporation; Estell C. Lee, Chairman of the Board and President, The Lee Company; David J. Whichard II, Chairman, The Daily Reflector; John C. Whitaker, Jr., Chairman of the Board and Chief Executive Officer, Inmar Enterprises, Inc.; William Cavanaugh, III, President and Chief Operating Officer, Carolina Power and Light Company;
                    J. Walter McDowell, III, President and Chief Executive Officer, Wachovia Bank of North Carolina, N.A.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating Officer, Parkdale Mills, Inc.; Thomas M. Belk, Jr., Senior Vice President, Belk Stores Services, Inc.; George W. Henderson, President and Chief Executive Officer, Burlington Industries, Inc.; G. George Prendergast, Executive Vice President, Wachovia Corporation; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; and Andrew J. Schindler, President and Chief Executive Officer, R.J. Reynolds Tobacco Company.

Item 27.       PRINCIPAL UNDERWRITERS:

        (a)....Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)

           (1)                                 (2)                        (3)
Name and Principal                  Positions and Offices         Positions and
                                    Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR              WITH

                                   REGISTRANT

Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice
Federated Investors Tower           President,
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,        --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,             --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                            --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,

                                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Leslie K. Platt                     Assistant Secretary,

                                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

               (c)    Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

            REGISTRANT

            The Wachovia Funds                    Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

            FEDERATED SERVICES COMPANY             Federated InvestorsTower
            (Transfer Agent, Dividend               Pittsburgh, PA 15222-3779
            Disbursing Agent and Portfolio

            Recordkeeper)

            FEDERATED SERVICES COMPANY             Federated Investors Tower
            (Administrator)                        Pittsburgh, PA 15222-3779

            WACHOVIA ASSET MANAGEMENT                     301 North Main Street
            (Adviser)                              Winston-Salem, NC  21750

            TWIN CAPITAL MANAGEMENT, INC.          3244 Washington Road
            (Sub-Adviser to Wachovia               McMurrary, PA  15315-3153

            Quantitative Equity Fund only)

            WACHOVIA BANK OF NORTH CAROLINA        Wachovia Trust Operations

            (Custodian)                                   301 North Main Street
                                                          Winston-Salem, NC

            21750

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant  hereby  undertakes  to comply with the  provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of December, 1998.

                              THE WACHOVIA FUNDS

                      BY: /s/ Gail Cagney
                      Gail Cagney, Assistant Secretary
                      Attorney in Fact for John W. McGonigle
                      December 24, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE

DATE

By:  /s/Gail Cagney

     Gail Cagney                         Attorney In Fact      December 24, 1998

     ASSISTANT SECRETARY                 For the Persons
                                         Listed Below

     NAME                                   TITLE

John W. McGonigle*                  President and Treasurer

                            (Chief Executive Officer

                           and Principal Financial and

                               Accounting Officer)

James A. Hanley*                    Trustee

Samuel E. Hudgins*                  Trustee

J. Berkley Ingram, Jr.*             Trustee

D. Dean Kaylor*                     Trustee

* By Power of Attorney